UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report
June 30, 2020
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund's annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.
If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.
VSC-SEM

MFS® Blended Research® Small Cap Equity Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Small Cap Equity Portfolio
LETTER FROM THE EXECUTIVE CHAIR
Dear Contract Owners:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
August 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Blended Research Small Cap Equity Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Five9, Inc.	1.8%
Brunswick Corp.	1.8%
Industrial Logistics Properties Trust, REIT	1.5%
Lexington Realty Trust, REIT	1.5%
Cable One, Inc.	1.5%
CNO Financial Group, Inc.	1.5%
Prestige Brands Holdings, Inc.	1.5%
Regal Beloit Corp.	1.5%
Paylocity Holding Corp.	1.4%
Skechers USA, Inc., “A”	1.4%

GICS equity sectors (g)
Health Care	22.8%
Industrials	16.0%
Information Technology	14.9%
Financials	13.3%
Consumer Discretionary	9.9%
Real Estate	8.6%
Materials	3.6%
Consumer Staples	3.5%
Communication Services	2.7%
Energy	2.2%
Utilities	2.0%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2020.
The portfolio is actively managed and current holdings may be different.
2

MFS Blended Research Small Cap Equity Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2020 through June 30, 2020
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.55%	$1,000.00	$809.61	$2.47
	Hypothetical (h)	0.55%	$1,000.00	$1,022.13	$2.77
Service Class	Actual	0.80%	$1,000.00	$809.61	$3.60
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
3

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments − 6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace – 2.2%
CACI International, Inc., “A” (a)	5,241	$ 1,136,668
Curtiss-Wright Corp.	7,866	702,277
		$1,838,945
Apparel Manufacturers – 1.8%
Levi Strauss & Co., “A” (l)	21,130	$ 283,142
Skechers USA, Inc., “A” (a)	38,120	1,196,206
		$1,479,348
Automotive – 0.9%
Stoneridge, Inc. (a)	37,200	$ 768,552
Biotechnology – 8.1%
Adaptive Biotechnologies Corp. (a)	5,631	$ 272,428
Akebia Therapeutics, Inc. (a)	56,576	768,302
Coherus BioSciences, Inc. (a)	31,114	555,696
Concert Pharmaceuticals, Inc. (a)	19,600	195,020
CytomX Therapeutics, Inc. (a)	48,851	406,929
Emergent BioSolutions, Inc. (a)	5,751	454,789
Enanta Pharmaceuticals, Inc. (a)	9,149	459,371
Esperion Therapeutics, Inc. (a)(l)	13,341	684,527
Exelixis, Inc. (a)	12,335	292,833
Jounce Therapeutics, Inc. (a)	37,601	259,447
Macrogenics, Inc. (a)	36,005	1,005,259
Radius Health, Inc. (a)	13,913	189,634
Retrophin, Inc. (a)	27,868	568,786
Varex Imaging Corp. (a)	18,653	282,593
Voyager Therapeutics, Inc. (a)	28,368	358,004
		$6,753,618
Brokerage & Asset Managers – 0.1%
Virtu Financial, Inc., “A”	3,157	$ 74,505
Business Services – 2.4%
BrightView Holdings, Inc. (a)	46,514	$ 520,957
Forrester Research, Inc. (a)	22,843	731,890
Stamps.com, Inc. (a)	4,153	762,864
		$2,015,711
Cable TV – 1.5%
Cable One, Inc.	705	$ 1,251,269
Chemicals – 0.9%
Element Solutions, Inc. (a)	70,464	$ 764,534
Computer Software – 3.6%
Cornerstone OnDemand, Inc. (a)	23,375	$ 901,340
Everbridge, Inc. (a)	561	77,620
Pagerduty, Inc. (a)	28,835	825,258
Paylocity Holding Corp. (a)	8,254	1,204,176
		$3,008,394
Computer Software - Systems – 4.1%
Box, Inc., “A” (a)	51,497	$ 1,069,078
Five9, Inc. (a)	13,394	1,482,314
Verint Systems, Inc. (a)	19,827	895,784
		$3,447,176
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.7%
AZEK Co. LLC (a)	17,338	$ 552,389
Eagle Materials, Inc.	15,172	1,065,378
Toll Brothers, Inc.	1,167	38,032
Trex Co., Inc. (a)	4,732	615,491
		$2,271,290
Consumer Products – 1.6%
Edgewell Personal Care Co. (a)	3,510	$ 109,372
Prestige Brands Holdings, Inc. (a)	32,767	1,230,728
		$1,340,100
Consumer Services – 1.1%
Grand Canyon Education, Inc. (a)	10,501	$ 950,656
Electrical Equipment – 1.3%
TriMas Corp. (a)	46,125	$ 1,104,694
Electronics – 4.5%
Amkor Technology, Inc. (a)	68,244	$ 840,084
Jabil Circuit, Inc.	21,669	695,142
Plexus Corp. (a)	14,390	1,015,358
Sanmina Corp. (a)	14,802	370,642
Silicon Laboratories, Inc. (a)	8,471	849,387
		$3,770,613
Energy - Independent – 0.1%
WPX Energy, Inc. (a)	17,095	$ 109,066
Engineering - Construction – 3.3%
Great Lakes Dredge & Dock Corp. (a)	43,123	$ 399,319
KBR, Inc.	47,812	1,078,161
Quanta Services, Inc.	29,524	1,158,226
Tutor Perini Corp. (a)	7,874	95,905
		$2,731,611
Food & Beverages – 2.9%
Hostess Brands, Inc. (a)	95,546	$ 1,167,572
Ingredion, Inc.	10,312	855,896
Pilgrim's Pride Corp. (a)	22,128	373,742
		$2,397,210
Food & Drug Stores – 0.5%
Grocery Outlet Holding Corp. (a)	10,229	$ 417,343
Forest & Paper Products – 0.4%
Verso Corp., “A”	30,414	$ 363,751
Gaming & Lodging – 0.9%
Wyndham Hotels & Resorts, Inc.	17,755	$ 756,718
Insurance – 5.5%
American Equity Investment Life Holding Co.	27,845	$ 688,050
Brighthouse Financial, Inc. (a)	12,407	345,163
CNO Financial Group, Inc.	79,748	1,241,676
Essent Group Ltd.	16,766	608,103
HCI Group, Inc.	8,889	410,494
Heritage Insurance Holdings, Inc.	14,615	191,310
MGIC Investment Corp.	16,139	132,179

4

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
National General Holdings Corp.	5,606	$ 121,146
Radian Group, Inc.	36,205	561,540
Third Point Reinsurance Ltd. (a)	13,334	100,138
Universal Insurance Holdings, Inc.	13,347	236,909
		$4,636,708
Leisure & Toys – 2.7%
Brunswick Corp.	22,912	$ 1,466,597
Malibu Boats, Inc., “A” (a)	15,121	785,536
		$2,252,133
Machinery & Tools – 4.4%
ACCO Brands Corp.	25,838	$ 183,450
AGCO Corp.	16,594	920,303
Allison Transmission Holdings, Inc.	7,216	265,405
Enerpac Tool Group Corp.	35,728	628,813
ITT, Inc.	7,145	419,697
Regal Beloit Corp.	13,995	1,222,043
		$3,639,711
Medical & Health Technology & Services – 6.0%
Allscripts Healthcare Solutions, Inc. (a)	8,889	$ 60,179
HealthEquity, Inc. (a)	9,298	545,514
HMS Holdings Corp. (a)	31,362	1,015,815
Medpace Holdings, Inc. (a)	2,561	238,224
Owens & Minor, Inc.	57,136	435,376
Premier, Inc., “A” (a)	34,859	1,194,966
Syneos Health, Inc. (a)	14,967	871,828
Tenet Healthcare Corp. (a)	36,547	661,866
		$5,023,768
Medical Equipment – 4.1%
AngioDynamics, Inc. (a)	26,532	$ 269,830
Avanos Medical, Inc. (a)	14,444	424,509
Bio-Techne Corp.	4,069	1,074,501
CONMED Corp.	8,946	644,023
Integer Holdings Corp. (a)	10,723	783,315
LivaNova PLC (a)	1,708	82,206
Orthofix Medical, Inc. (a)	5,798	185,536
		$3,463,920
Network & Telecom – 0.2%
QTS Realty Trust, Inc., REIT, “A”	2,720	$ 174,325
Oil Services – 1.4%
Cactus, Inc., “A”	56,648	$ 1,168,648
Other Banks & Diversified Financials – 8.3%
Bank OZK	45,843	$ 1,075,935
Cathay General Bancorp, Inc.	39,666	1,043,216
East West Bancorp, Inc.	15,024	544,470
Enova International, Inc. (a)	23,054	342,813
First Hawaiian, Inc.	46,906	808,659
Hanmi Financial Corp.	60,145	584,008
OneMain Holdings, Inc.	12,363	303,388
Popular, Inc.	11,595	430,986
SLM Corp.	78,471	551,651
Triton International Ltd. of Bermuda	17,902	541,357
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Wintrust Financial Corp.	15,969	$ 696,568
		$6,923,051
Pharmaceuticals – 3.1%
Akcea Therapeutics, Inc. (a)(l)	16,975	$ 232,557
Catalent, Inc. (a)	5,589	409,674
Collegium Pharmaceutical, Inc. (a)	19,800	346,500
Lannett Co., Inc. (a)	41,509	301,355
Phathom Pharmaceuticals, Inc. (a)	4,175	137,399
Phibro Animal Health Corp., “A”	17,269	453,657
United Therapeutics Corp. (a)	5,643	682,803
		$2,563,945
Pollution Control – 0.4%
Casella Waste Systems, Inc., “A” (a)	5,620	$ 292,914
Railroad & Shipping – 0.7%
Diamond S Shipping, Inc. (a)	39,067	$ 312,145
Teekay Tankers LTD., “A” (a)	20,898	267,913
		$580,058
Real Estate – 8.4%
Brixmor Property Group, Inc., REIT	9,545	$ 122,367
Easterly Government Properties, REIT	49,517	1,144,833
Industrial Logistics Properties Trust, REIT	61,679	1,267,503
Lexington Realty Trust, REIT	119,653	1,262,339
Life Storage, Inc., REIT	11,841	1,124,303
Spirit Realty Capital, Inc., REIT	25,236	879,727
STAG Industrial, Inc., REIT	10,837	317,741
STORE Capital Corp., REIT	39,374	937,495
		$7,056,308
Restaurants – 1.2%
Texas Roadhouse, Inc.	19,537	$ 1,027,060
Specialty Chemicals – 2.4%
Axalta Coating Systems Ltd. (a)	37,405	$ 843,483
Univar Solutions, Inc. (a)	68,916	1,161,924
		$2,005,407
Specialty Stores – 0.3%
Hudson Ltd., “A” (a)	32,475	$ 158,153
Murphy USA, Inc. (a)	485	54,606
		$212,759
Telecommunications - Wireless – 0.4%
Telephone and Data Systems, Inc.	16,653	$ 331,062
Telephone Services – 0.9%
ATN International, Inc.	8,975	$ 543,616
Cogent Communications Holdings, Inc.	2,189	169,341
		$712,957
Trucking – 2.2%
Forward Air Corp.	16,184	$ 806,287
Schneider National, Inc.	42,228	1,041,765
		$1,848,052

5

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.0%
Clearway Energy, Inc., “A”	43,241	$ 906,764
NRG Energy, Inc.	15,003	488,497
Spark Energy, Inc., “A”	43,170	305,212
		$1,700,473
Total Common Stocks (Identified Cost, $77,030,059)		$83,228,363
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $453,666)	453,620	$ 453,666
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13% (j) (Identified Cost, $343,710)	343,710	$ 343,710
Other Assets, Less Liabilities – (0.4)%		(371,345)
Net Assets – 100.0%		$83,654,394

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $453,666 and $83,572,073, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/20 Assets
Investments in unaffiliated issuers, at value, including $454,887 of securities on loan (identified cost, $77,373,769)	$83,572,073
Investments in affiliated issuers, at value (identified cost, $453,666)	453,666
Receivables for
Fund shares sold	12,148
Interest and dividends	76,682
Other assets	486
Total assets	$84,115,055
Liabilities
Payables for
Fund shares reacquired	$58,903
Collateral for securities loaned, at value (c)	343,710
Payable to affiliates
Investment adviser	1,729
Administrative services fee	120
Shareholder servicing costs	50
Distribution and/or service fees	724
Accrued expenses and other liabilities	55,425
Total liabilities	$460,661
Net assets	$83,654,394
Net assets consist of
Paid-in capital	$77,549,309
Total distributable earnings (loss)	6,105,085
Net assets	$83,654,394
Shares of beneficial interest outstanding	9,074,457
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$29,212,422	3,092,945	$9.44
Service Class	54,441,972	5,981,512	9.10
(c)	Non-cash collateral is not included.
See Notes to Financial Statements
7

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/20
Net investment income (loss)
Income
Dividends	$686,240
Other	8,320
Dividends from affiliated issuers	4,430
Income on securities loaned	670
Foreign taxes withheld	(966)
Total investment income	$698,694
Expenses
Management fee	$167,279
Distribution and/or service fees	66,884
Shareholder servicing costs	4,122
Administrative services fee	11,022
Independent Trustees' compensation	1,346
Custodian fee	2,554
Shareholder communications	8,739
Audit and tax fees	27,729
Legal fees	504
Miscellaneous	12,061
Total expenses	$302,240
Reduction of expenses by investment adviser	(4,523)
Net expenses	$297,717
Net investment income (loss)	$400,977
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(7,213,259)
Affiliated issuers	234
Foreign currency	1
Net realized gain (loss)	$(7,213,024)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(8,736,059)
Net realized and unrealized gain (loss)	$(15,949,083)
Change in net assets from operations	$(15,548,106)
See Notes to Financial Statements
8

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19
Change in net assets
From operations
Net investment income (loss)	$400,977	$606,214
Net realized gain (loss)	(7,213,024)	6,772,706
Net unrealized gain (loss)	(8,736,059)	14,566,646
Change in net assets from operations	$(15,548,106)	$21,945,566
Total distributions to shareholders	$—	$(15,999,143)
Change in net assets from fund share transactions	$2,663,191	$5,008,803
Total change in net assets	$(12,884,915)	$10,955,226
Net assets
At beginning of period	96,539,309	85,584,083
At end of period	$83,654,394	$96,539,309
See Notes to Financial Statements
9

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$11.66	$11.25	$13.47	$13.23	$12.29	$16.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.09	$0.11	$0.11(c)	$0.15
Net realized and unrealized gain (loss)	(2.27)	2.56	(0.40)	1.70	2.35	(0.94)
Total from investment operations	$(2.22)	$2.66	$(0.31)	$1.81	$2.46	$(0.79)
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.13)	$(0.12)	$(0.16)	$(0.10)
From net realized gain	—	(2.15)	(1.78)	(1.45)	(1.36)	(2.86)
Total distributions declared to shareholders	$—	$(2.25)	$(1.91)	$(1.57)	$(1.52)	$(2.96)
Net asset value, end of period (x)	$9.44	$11.66	$11.25	$13.47	$13.23	$12.29
Total return (%) (k)(r)(s)(x)	(19.04)(n)	26.78	(5.11)	14.97	20.90(c)	(4.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56(a)	0.54	0.54	0.53	0.42(c)	0.54
Expenses after expense reductions (f)	0.55(a)	0.53	0.53	0.52	0.41(c)	0.53
Net investment income (loss)	1.12(a)	0.81	0.69	0.82	0.92(c)	1.03
Portfolio turnover	44(n)	59	72	81	72	78
Net assets at end of period (000 omitted)	$29,212	$35,441	$29,936	$36,195	$28,715	$27,795

See Notes to Financial Statements
10

MFS Blended Research Small Cap Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$11.24	$10.92	$13.12	$12.92	$12.03	$15.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.07	$0.06	$0.07	$0.08(c)	$0.12
Net realized and unrealized gain (loss)	(2.18)	2.46	(0.39)	1.67	2.29	(0.93)
Total from investment operations	$(2.14)	$2.53	$(0.33)	$1.74	$2.37	$(0.81)
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.09)	$(0.09)	$(0.12)	$(0.05)
From net realized gain	—	(2.15)	(1.78)	(1.45)	(1.36)	(2.86)
Total distributions declared to shareholders	$—	$(2.21)	$(1.87)	$(1.54)	$(1.48)	$(2.91)
Net asset value, end of period (x)	$9.10	$11.24	$10.92	$13.12	$12.92	$12.03
Total return (%) (k)(r)(s)(x)	(19.04)(n)	26.36	(5.35)	14.70	20.58(c)	(4.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81(a)	0.79	0.79	0.78	0.67(c)	0.79
Expenses after expense reductions (f)	0.80(a)	0.78	0.78	0.77	0.66(c)	0.78
Net investment income (loss)	0.87(a)	0.56	0.43	0.55	0.66(c)	0.79
Portfolio turnover	44(n)	59	72	81	72	78
Net assets at end of period (000 omitted)	$54,442	$61,099	$55,648	$71,366	$74,453	$82,794
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research Small Cap Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S.
12

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$83,228,363	$—	$—	$83,228,363
Mutual Funds	797,376	—	—	797,376
Total	$84,025,739	$—	$—	$84,025,739
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $454,887. The fair value of the fund's investment securities on loan and a related liability of $343,710 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $96,834 held by the lending agent. The value of the fund's securities on loan net of the related collateral is $14,343 at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
13

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$4,407,046
Long-term capital gains	11,592,097
Total distributions	$15,999,143
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/20
Cost of investments	$78,684,071
Gross appreciation	11,315,757
Gross depreciation	(5,974,089)
Net unrealized appreciation (depreciation)	$5,341,668
As of 12/31/19
Undistributed ordinary income	1,856,313
Undistributed long-term capital gain	5,657,472
Net unrealized appreciation (depreciation)	14,139,406
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
14

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$5,626,679
Service Class	—	10,372,464
Total	$—	$15,999,143
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $4,523, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $3,803, which equated to 0.0091% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $319.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0263% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $8,320, which is included in “Other” income in the Statement of Operations.
15

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $40,169,659 and $36,806,186, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	708,138	$5,296,975	340,890	$4,063,323
Service Class	1,268,042	10,086,861	563,636	6,702,429
	1,976,180	$15,383,836	904,526	$10,765,752
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	558,757	$5,626,679
Service Class	—	—	1,067,126	10,372,463
	—	$—	1,625,883	$15,999,142
Shares reacquired
Initial Class	(655,919)	$(6,098,019)	(520,733)	$(6,389,300)
Service Class	(720,215)	(6,622,626)	(1,294,674)	(15,366,791)
	(1,376,134)	$(12,720,645)	(1,815,407)	$(21,756,091)
Net change
Initial Class	52,219	$(801,044)	378,914	$3,300,702
Service Class	547,827	3,464,235	336,088	1,708,101
	600,046	$2,663,191	715,002	$5,008,803
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $235 and $28, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$757,875	$19,246,454	$19,550,897	$234	$—	$453,666

16

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,430	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
17

MFS Blended Research Small Cap Equity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS Blended Research Small Cap Equity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2020
MFS®  Conservative
Allocation Portfolio
MFS® Variable Insurance Trust III
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund's annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.
If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.
VCA-SEM

MFS® Conservative Allocation Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Conservative Allocation Portfolio
LETTER FROM THE EXECUTIVE CHAIR
Dear Contract Owners:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
August 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
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MFS Conservative Allocation Portfolio
Portfolio Composition
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Series	16.9%
MFS Limited Maturity Portfolio	11.9%
MFS Government Securities Portfolio	10.0%
MFS Inflation-Adjusted Bond Portfolio	9.9%
MFS Global Governments Portfolio	8.0%
MFS Value Series	6.0%
MFS Research Series	6.0%
MFS Growth Series	6.0%
MFS High Yield Portfolio	4.9%
MFS Mid Cap Growth Series	4.1%
MFS Mid Cap Value Portfolio	4.0%
MFS Research International Portfolio	3.9%
MFS Global Real Estate Portfolio	2.0%
MFS International Intrinsic Value Portfolio	2.0%
MFS International Growth Portfolio	2.0%
MFS New Discovery Value Portfolio	1.0%
MFS New Discovery Series	1.0%
Cash & Cash Equivalents	0.4%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying fund settle, which is typically two business days. Please see the fund's Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2020.
The portfolio is actively managed and current holdings may be different.
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MFS Conservative Allocation Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2020 through June 30, 2020
As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.03%	$1,000.00	$1,013.11	$0.15
	Hypothetical (h)	0.03%	$1,000.00	$1,024.71	$0.15
Service Class	Actual	0.28%	$1,000.00	$1,012.21	$1.40
	Hypothetical (h)	0.28%	$1,000.00	$1,023.47	$1.41
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
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MFS Conservative Allocation Portfolio
Portfolio of Investments − 6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 61.6%
MFS Global Governments Portfolio - Initial Class	2,903,692	$ 32,724,609
MFS Government Securities Portfolio - Initial Class	3,105,054	40,955,654
MFS High Yield Portfolio - Initial Class	3,682,107	20,288,411
MFS Inflation-Adjusted Bond Portfolio - Initial Class	3,617,731	40,952,717
MFS Limited Maturity Portfolio - Initial Class	4,661,571	49,132,959
MFS Total Return Bond Series - Initial Class	4,957,191	69,598,960
		$ 253,653,310
International Stock Funds – 7.9%
MFS International Growth Portfolio - Initial Class	602,271	$ 8,184,863
MFS International Intrinsic Value Portfolio - Initial Class	272,770	8,229,481
MFS Research International Portfolio - Initial Class	1,031,152	16,343,761
		$32,758,105
Specialty Funds – 2.0%
MFS Global Real Estate Portfolio - Initial Class	595,655	$ 8,243,859
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
U.S. Stock Funds – 28.1%
MFS Growth Series - Initial Class	378,178	$ 24,713,961
MFS Mid Cap Growth Series - Initial Class	1,573,302	16,629,801
MFS Mid Cap Value Portfolio - Initial Class	2,297,142	16,608,338
MFS New Discovery Series - Initial Class	194,464	4,147,909
MFS New Discovery Value Portfolio - Initial Class	558,824	4,168,832
MFS Research Series - Initial Class	860,600	24,716,433
MFS Value Series - Initial Class	1,362,418	24,755,129
		$ 115,740,403
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.17% (v)	1,664,871	$ 1,665,037
Total Investment Companies (Identified Cost, $358,024,661)		$ 412,060,714
Other Assets, Less Liabilities – (0.0)%		(53,111)
Net Assets – 100.0%		$ 412,007,603

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $412,060,714.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
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MFS Conservative Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/20 Assets
Investments in affiliated issuers, at value (identified cost, $358,024,661)	$412,060,714
Receivables for
Investments sold	161,975
Other assets	1,466
Total assets	$412,224,155
Liabilities
Payables for
Fund shares reacquired	$161,972
Payable to affiliates
Administrative services fee	95
Shareholder servicing costs	44
Distribution and/or service fees	5,556
Accrued expenses and other liabilities	48,885
Total liabilities	$216,552
Net assets	$412,007,603
Net assets consist of
Paid-in capital	$329,463,741
Total distributable earnings (loss)	82,543,862
Net assets	$412,007,603
Shares of beneficial interest outstanding	35,493,832
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$2,730,089	235,618	$11.59
Service Class	409,277,514	35,258,214	11.61
See Notes to Financial Statements
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MFS Conservative Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/20
Net investment income (loss)
Income
Dividends from affiliated issuers	$8,102
Expenses
Distribution and/or service fees	$508,641
Shareholder servicing costs	3,339
Administrative services fee	8,701
Independent Trustees' compensation	4,539
Custodian fee	3,772
Shareholder communications	6,846
Audit and tax fees	20,078
Legal fees	2,441
Miscellaneous	13,812
Total expenses	$572,169
Net investment income (loss)	$(564,067)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$3,578,259
Change in unrealized appreciation or depreciation
Affiliated issuers	$1,010,074
Net realized and unrealized gain (loss)	$4,588,333
Change in net assets from operations	$4,024,266
See Notes to Financial Statements
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MFS Conservative Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19
Change in net assets
From operations
Net investment income (loss)	$(564,067)	$9,782,036
Net realized gain (loss)	3,578,259	18,663,699
Net unrealized gain (loss)	1,010,074	40,261,900
Change in net assets from operations	$4,024,266	$68,707,635
Total distributions to shareholders	$—	$(32,355,395)
Change in net assets from fund share transactions	$(27,249,279)	$(46,169,562)
Total change in net assets	$(23,225,013)	$(9,817,322)
Net assets
At beginning of period	435,232,616	445,049,938
At end of period	$412,007,603	$435,232,616
See Notes to Financial Statements
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MFS Conservative Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$11.44	$10.58	$11.61	$10.95	$11.09	$11.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.28	$0.27	$0.22	$0.22(c)	$0.24
Net realized and unrealized gain (loss)	0.15	1.47	(0.55)	1.02	0.36	(0.27)
Total from investment operations	$0.15	$1.75	$(0.28)	$1.24	$0.58	$(0.03)
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.26)	$(0.26)	$(0.32)	$(0.41)
From net realized gain	—	(0.58)	(0.49)	(0.32)	(0.40)	(0.26)
Total distributions declared to shareholders	$—	$(0.89)	$(0.75)	$(0.58)	$(0.72)	$(0.67)
Net asset value, end of period (x)	$11.59	$11.44	$10.58	$11.61	$10.95	$11.09
Total return (%) (k)(r)(s)(x)	1.31(n)	16.87	(2.73)	11.48	5.03(c)	(0.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03(a)	0.03	0.03	0.02	0.02(c)	0.01
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.03)(a)	2.47	2.34	1.94	1.92(c)	2.06
Portfolio turnover	6(n)	2	1	0(b)	1	2
Net assets at end of period (000 omitted)	$2,730	$2,029	$2,062	$2,338	$2,266	$2,419

See Notes to Financial Statements
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MFS Conservative Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$11.47	$10.61	$11.63	$10.96	$11.10	$11.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.25	$0.23	$0.19	$0.19(c)	$0.21
Net realized and unrealized gain (loss)	0.16	1.47	(0.53)	1.02	0.35	(0.28)
Total from investment operations	$0.14	$1.72	$(0.30)	$1.21	$0.54	$(0.07)
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.23)	$(0.22)	$(0.28)	$(0.37)
From net realized gain	—	(0.58)	(0.49)	(0.32)	(0.40)	(0.26)
Total distributions declared to shareholders	$—	$(0.86)	$(0.72)	$(0.54)	$(0.68)	$(0.63)
Net asset value, end of period (x)	$11.61	$11.47	$10.61	$11.63	$10.96	$11.10
Total return (%) (k)(r)(s)(x)	1.22(n)	16.48	(2.92)	11.24	4.73(c)	(0.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28(a)	0.28	0.28	0.27	0.27(c)	0.26
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.28)(a)	2.18	2.05	1.63	1.66(c)	1.80
Portfolio turnover	6(n)	2	1	0(b)	1	2
Net assets at end of period (000 omitted)	$409,278	$433,204	$442,988	$552,579	$612,965	$691,195
(a)	Annualized.
(b)	Less than 0.5%.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
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MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Conservative Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt
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MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$412,060,714	$—	$—	$412,060,714
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
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MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$10,554,250
Long-term capital gains	21,801,145
Total distributions	$32,355,395
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/20
Cost of investments	$361,262,909
Gross appreciation	52,177,705
Gross depreciation	(1,379,900)
Net unrealized appreciation (depreciation)	$50,797,805
As of 12/31/19
Undistributed ordinary income	10,460,697
Undistributed long-term capital gain	18,271,168
Net unrealized appreciation (depreciation)	49,787,731
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
12

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$147,454
Service Class	—	32,207,941
Total	$—	$32,355,395
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $3,270, which equated to 0.0016% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $69.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0042% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
13

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended June 30, 2020, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $26,080,941 and $53,887,854, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	107,127	$1,214,461	2,446	$28,344
Service Class	304,853	3,409,566	478,870	5,577,424
	411,980	$4,624,027	481,316	$5,605,768
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	13,344	$147,454
Service Class	—	—	2,901,616	32,207,941
	—	$—	2,914,960	$32,355,395
Shares reacquired
Initial Class	(48,947)	$(534,181)	(33,251)	$(360,901)
Service Class	(2,809,733)	(31,339,125)	(7,379,617)	(83,769,824)
	(2,858,680)	$(31,873,306)	(7,412,868)	$(84,130,725)
Net change
Initial Class	58,180	$680,280	(17,461)	$(185,103)
Service Class	(2,504,880)	(27,929,559)	(3,999,131)	(45,984,459)
	(2,446,700)	$(27,249,279)	(4,016,592)	$(46,169,562)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $1,076 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$34,684,158	$2,141,719	$5,728,842	$(118,453)	$1,746,027	$32,724,609
MFS Global Real Estate Portfolio	8,712,875	1,271,766	865,624	112,013	(987,171)	8,243,859
MFS Government Securities Portfolio	43,272,484	3,373,051	8,053,739	(417,262)	2,781,120	40,955,654
MFS Growth Series	26,039,297	1,088,193	5,063,594	2,445,365	204,700	24,713,961
14

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers − continued	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Portfolio	$21,684,412	$730,372	$1,377,309	$(190,637)	$(558,427)	$20,288,411
MFS Inflation-Adjusted Bond Portfolio	43,317,842	466,112	4,599,628	54,630	1,713,761	40,952,717
MFS Institutional Money Market Portfolio	1,669,745	541,991	546,848	(20)	169	1,665,037
MFS International Growth Portfolio	8,680,310	763,217	953,769	89,824	(394,719)	8,184,863
MFS International Intrinsic Value Portfolio	8,673,639	414,443	964,122	263,894	(158,373)	8,229,481
MFS Limited Maturity Portfolio	52,041,281	1,292,250	4,966,152	(111,619)	877,199	49,132,959
MFS Mid Cap Growth Series	17,368,614	1,586,735	3,640,011	675,875	638,588	16,629,801
MFS Mid Cap Value Portfolio	17,383,710	3,239,133	1,500,780	(174,834)	(2,338,891)	16,608,338
MFS New Discovery Series	4,328,209	667,149	1,226,955	155,435	224,071	4,147,909
MFS New Discovery Value Portfolio	4,342,216	1,050,701	528,855	(132,984)	(562,246)	4,168,832
MFS Research International Portfolio	17,357,618	1,694,903	1,837,563	221,193	(1,092,390)	16,343,761
MFS Research Series	26,045,148	2,286,689	3,379,061	520,498	(756,841)	24,716,433
MFS Total Return Bond Series	73,626,602	560,771	7,447,043	30,979	2,827,651	69,598,960
MFS Value Series	26,055,991	3,453,737	1,754,807	154,362	(3,154,154)	24,755,129
	$435,284,151	$26,622,932	$54,434,702	$3,578,259	$1,010,074	$412,060,714
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	—	—
MFS Government Securities Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	8,102	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$8,102	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
15

MFS Conservative Allocation Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
16

MFS Conservative Allocation Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
17

Semiannual Report
June 30, 2020
MFS®  Global Real Estate Portfolio
MFS® Variable Insurance Trust III
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund's annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.
If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.
VRE-SEM

MFS® Global Real Estate Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Real Estate Portfolio
LETTER FROM THE EXECUTIVE CHAIR
Dear Contract Owners:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
August 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Global Real Estate Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Prologis, Inc., REIT	5.4%
Public Storage, Inc., REIT	3.6%
Link REIT	3.4%
Goodman Group, REIT	3.2%
National Storage, REIT	2.9%
Deutsche Wohnen SE	2.6%
American Homes 4 Rent, “A”, REIT	2.5%
Equinix, Inc., REIT	2.4%
Mapletree Logistics Trust, REIT	2.4%
Japan Logistics Fund, Inc., REIT	2.4%
GICS equity sectors (g)
Real Estate	97.5%
Communication Services	1.8%
Issuer country weightings (x)
United States	48.2%
Japan	9.5%
Hong Kong	8.2%
United Kingdom	6.2%
Australia	6.1%
Germany	4.4%
Singapore	4.2%
Belgium	3.9%
Canada	2.8%
Other Countries	6.5%
Currency exposure weightings (y)
United States Dollar	48.2%
Hong Kong Dollar	9.6%
Japanese Yen	9.5%
Euro	8.5%
British Pound Sterling	8.0%
Australian Dollar	6.1%
Singapore Dollar	4.2%
Canadian Dollar	2.8%
Norwegian Krone	1.3%
Other Currencies	1.8%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2020.
The portfolio is actively managed and current holdings may be different.
2

MFS Global Real Estate Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2020 through June 30, 2020
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.92%	$1,000.00	$869.89	$4.28
	Hypothetical (h)	0.92%	$1,000.00	$1,020.29	$4.62
Service Class	Actual	1.17%	$1,000.00	$868.53	$5.44
	Hypothetical (h)	1.17%	$1,000.00	$1,019.05	$5.87
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
3

MFS Global Real Estate Portfolio
Portfolio of Investments − 6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Construction – 8.3%
American Homes 4 Rent, “A”, REIT	154,599	$ 4,158,713
AvalonBay Communities, Inc., REIT	20,194	3,122,800
Katitas Co. Ltd.	138,800	3,207,280
Mid-America Apartment Communities, Inc., REIT	28,351	3,251,009
		$13,739,802
Network & Telecom – 5.0%
CoreSite Realty Corp.	18,911	$ 2,289,366
Equinix, Inc., REIT	5,755	4,041,736
QTS Realty Trust, Inc., REIT, “A”	30,688	1,966,794
		$8,297,896
Real Estate – 82.4%
Advance Residence Investment Corp., REIT	990	$ 2,947,766
Alexandria Real Estate Equities, Inc., REIT	20,660	3,352,085
Ascendas India Trust, REIT	3,033,900	2,942,892
Atrium European Real Estate Ltd.	133,390	412,125
Big Yellow Group PLC, REIT	197,270	2,454,151
Boardwalk REIT	114,441	2,504,451
Brixmor Property Group, Inc., REIT	186,287	2,388,199
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	842,966	1,250,632
Corporate Office Properties Trust, REIT	72,424	1,835,224
Deutsche Wohnen SE	97,614	4,381,288
Embassy Office Parks, REIT	412,000	1,859,875
Empire State Realty Trust, REIT, “A”	193,120	1,351,840
Entra ASA	170,615	2,176,725
EPR Properties, REIT	29,147	965,640
Equity Lifestyle Properties, Inc., REIT	52,423	3,275,389
ESR Cayman Ltd. (a)	1,006,000	2,386,554
Farmland Partners, Inc., REIT	75,071	514,236
Goodman Group, REIT	510,316	5,252,059
Grainger PLC	628,586	2,227,600
Granite REIT	40,763	2,103,606
Hang Lung Properties Ltd.	1,072,944	2,541,675
Host Hotels & Resorts, Inc., REIT	125,885	1,358,299
Hysan Development Co. Ltd.	578,000	1,863,602
Industrial Logistics Properties Trust, REIT	76,920	1,580,706
Japan Logistics Fund, Inc., REIT	1,439	3,902,192
Kenedix Office Investment Corp., REIT	532	2,989,591
Kenedix, Inc.	545,600	2,683,155
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
LEG Immobilien AG (a)	22,974	$ 2,916,675
Link REIT	689,364	5,634,631
LondonMetric Property PLC, REIT	351,396	916,984
Mapletree Logistics Trust, REIT	2,896,523	4,032,186
Medical Properties Trust, Inc., REIT	105,254	1,978,775
National Storage, REIT	3,765,414	4,794,256
Prologis, Inc., REIT	96,238	8,981,893
Public Storage, Inc., REIT	31,424	6,029,951
Rayonier, Inc., REIT	64,988	1,611,053
Shaftesbury PLC, REIT	280,685	1,834,629
Shurgard Self Storage S.A.	85,398	3,209,347
Sino Land Co. Ltd.	1,441,399	1,813,256
STAG Industrial, Inc., REIT	105,374	3,089,566
STORE Capital Corp., REIT	134,592	3,204,636
Sun Communities, Inc., REIT	20,766	2,817,531
Swire Properties Ltd.	684,800	1,738,838
Unite Group PLC, REIT	239,797	2,793,046
Urban Edge Properties, REIT	241,220	2,863,281
VICI Properties, Inc., REIT	159,070	3,211,623
W.P. Carey, Inc., REIT	38,011	2,571,444
Warehouses De Pauw, REIT	117,900	3,218,793
Welltower, Inc., REIT	74,915	3,876,851
		$ 136,640,802
Telecommunications - Wireless – 1.8%
American Tower Corp., REIT	11,717	$ 3,029,313
Telephone Services – 1.8%
Helios Tower PLC (a)	1,624,073	$ 2,990,411
Total Common Stocks (Identified Cost, $133,862,327)		$164,698,224
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $539,160)	539,106	$ 539,160
Other Assets, Less Liabilities – 0.4%		704,912
Net Assets – 100.0%		$165,942,296

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $539,160 and $164,698,224, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Global Real Estate Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/20 Assets
Investments in unaffiliated issuers, at value (identified cost, $133,862,327)	$164,698,224
Investments in affiliated issuers, at value (identified cost, $539,160)	539,160
Receivables for
Investments sold	606,757
Fund shares sold	6,754
Dividends	763,861
Receivable from investment adviser	6,090
Other assets	785
Total assets	$166,621,631
Liabilities
Payables for
Investments purchased	$488,260
Fund shares reacquired	114,470
Payable to affiliates
Administrative services fee	182
Shareholder servicing costs	52
Distribution and/or service fees	679
Accrued expenses and other liabilities	75,692
Total liabilities	$679,335
Net assets	$165,942,296
Net assets consist of
Paid-in capital	$136,288,514
Total distributable earnings (loss)	29,653,782
Net assets	$165,942,296
Shares of beneficial interest outstanding	11,478,603
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$115,698,888	8,361,067	$13.84
Service Class	50,243,408	3,117,536	16.12
See Notes to Financial Statements
5

MFS Global Real Estate Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/20
Net investment income (loss)
Income
Dividends	$3,090,508
Dividends from affiliated issuers	15,431
Other	8,931
Foreign taxes withheld	(97,643)
Total investment income	$3,017,227
Expenses
Management fee	$755,222
Distribution and/or service fees	62,948
Shareholder servicing costs	4,224
Administrative services fee	16,727
Independent Trustees' compensation	2,248
Custodian fee	17,071
Shareholder communications	11,706
Audit and tax fees	30,566
Legal fees	908
Miscellaneous	13,936
Total expenses	$915,556
Reduction of expenses by investment adviser	(79,817)
Net expenses	$835,739
Net investment income (loss)	$2,181,488
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(7,600,420)
Affiliated issuers	(45)
Foreign currency	10,269
Net realized gain (loss)	$(7,590,196)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $8,967 decrease in deferred country tax)	$(16,684,729)
Translation of assets and liabilities in foreign currencies	(2,494)
Net unrealized gain (loss)	$(16,687,223)
Net realized and unrealized gain (loss)	$(24,277,419)
Change in net assets from operations	$(22,095,931)
See Notes to Financial Statements
6

MFS Global Real Estate Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19
Change in net assets
From operations
Net investment income (loss)	$2,181,488	$3,811,530
Net realized gain (loss)	(7,590,196)	5,127,159
Net unrealized gain (loss)	(16,687,223)	30,649,985
Change in net assets from operations	$(22,095,931)	$39,588,674
Total distributions to shareholders	$—	$(6,971,115)
Change in net assets from fund share transactions	$(3,000,170)	$5,017,570
Total change in net assets	$(25,096,101)	$37,635,129
Net assets
At beginning of period	191,038,397	153,403,268
At end of period	$165,942,296	$191,038,397
See Notes to Financial Statements
7

MFS Global Real Estate Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$15.91	$13.10	$14.27	$14.01	$13.55	$14.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.35	$0.42	$0.37	$0.37(c)	$0.29
Net realized and unrealized gain (loss)	(2.26)	3.14	(0.79)	1.42	0.74	(0.23)
Total from investment operations	$(2.07)	$3.49	$(0.37)	$1.79	$1.11	$0.06
Less distributions declared to shareholders
From net investment income	$—	$(0.58)	$(0.58)	$(0.63)	$(0.39)	$(0.57)
From net realized gain	—	(0.10)	(0.22)	(0.90)	(0.26)	—
Total distributions declared to shareholders	$—	$(0.68)	$(0.80)	$(1.53)	$(0.65)	$(0.57)
Net asset value, end of period (x)	$13.84	$15.91	$13.10	$14.27	$14.01	$13.55
Total return (%) (k)(r)(s)(x)	(13.01)(n)	26.87	(3.03)	13.33	7.94(c)	0.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)	1.01	1.01	1.00	0.97(c)	1.00
Expenses after expense reductions (f)	0.92(a)	0.92	0.92	0.92	0.91(c)	0.94
Net investment income (loss)	2.68(a)	2.31	3.00	2.56	2.63(c)	2.11
Portfolio turnover	24(n)	36	24	24	30	40
Net assets at end of period (000 omitted)	$115,699	$132,530	$99,826	$114,198	$115,023	$124,563

See Notes to Financial Statements
8

MFS Global Real Estate Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$18.56	$15.17	$16.41	$15.89	$15.28	$15.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.36	$0.44	$0.38	$0.38(c)	$0.29
Net realized and unrealized gain (loss)	(2.64)	3.66	(0.93)	1.62	0.83	(0.25)
Total from investment operations	$(2.44)	$4.02	$(0.49)	$2.00	$1.21	$0.04
Less distributions declared to shareholders
From net investment income	$—	$(0.53)	$(0.53)	$(0.58)	$(0.34)	$(0.53)
From net realized gain	—	(0.10)	(0.22)	(0.90)	(0.26)	—
Total distributions declared to shareholders	$—	$(0.63)	$(0.75)	$(1.48)	$(0.60)	$(0.53)
Net asset value, end of period (x)	$16.12	$18.56	$15.17	$16.41	$15.89	$15.28
Total return (%) (k)(r)(s)(x)	(13.15)(n)	26.68	(3.33)	13.07	7.70(c)	0.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27(a)	1.26	1.26	1.25	1.22(c)	1.25
Expenses after expense reductions (f)	1.17(a)	1.17	1.17	1.17	1.16(c)	1.19
Net investment income (loss)	2.42(a)	2.07	2.74	2.31	2.37(c)	1.84
Portfolio turnover	24(n)	36	24	24	30	40
Net assets at end of period (000 omitted)	$50,243	$58,508	$53,577	$70,167	$75,253	$83,135
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Real Estate Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in
10

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$78,717,953	$—	$—	$78,717,953
Japan	12,740,393	2,989,591	—	15,729,984
Hong Kong	11,728,400	1,863,602	—	13,592,002
United Kingdom	10,226,410	—	—	10,226,410
Australia	4,794,256	5,252,059	—	10,046,315
Germany	7,297,963	—	—	7,297,963
Singapore	4,032,186	2,942,892	—	6,975,078
Belgium	6,428,140	—	—	6,428,140
Canada	4,608,057	—	—	4,608,057
Other Countries	6,829,893	4,246,429	—	11,076,322
Mutual Funds	539,160	—	—	539,160
Total	$147,942,811	$17,294,573	$—	$165,237,384
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
11

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$5,904,085
Long-term capital gains	1,067,030
Total distributions	$6,971,115
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/20
Cost of investments	$142,144,613
Gross appreciation	28,921,250
Gross depreciation	(5,828,479)
Net unrealized appreciation (depreciation)	$23,092,771
As of 12/31/19
Undistributed ordinary income	8,776,928
Undistributed long-term capital gain	3,196,400
Other temporary differences	(10,082)
Net unrealized appreciation (depreciation)	39,786,467
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
12

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$4,992,128
Service Class	—	1,978,987
Total	$—	$6,971,115
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $9,030, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $70,787, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $3,968, which equated to 0.0047% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $256.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0199% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
13

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $59,901. The sales transactions resulted in net realized gains (losses) of $(2,762).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $8,931, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $41,200,133 and $39,635,459, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,066,338	$13,066,842	1,801,254	$28,192,886
Service Class	338,050	5,005,995	218,233	3,885,205
	1,404,388	$18,072,837	2,019,487	$32,078,091
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	328,646	$4,992,128
Service Class	—	—	111,618	1,978,987
	—	$—	440,264	$6,971,115
Shares reacquired
Initial Class	(1,032,822)	$(14,920,201)	(1,424,762)	$(21,540,563)
Service Class	(373,250)	(6,152,806)	(708,013)	(12,491,073)
	(1,406,072)	$(21,073,007)	(2,132,775)	$(34,031,636)
Net change
Initial Class	33,516	$(1,853,359)	705,138	$11,644,451
Service Class	(35,200)	(1,146,811)	(378,162)	(6,626,881)
	(1,684)	$(3,000,170)	326,976	$5,017,570
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 24%, 10%, and 5%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $458 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
14

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,254,887	$33,111,893	$35,827,575	$(45)	$—	$539,160
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$15,431	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
15

MFS Global Real Estate Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
16

MFS Global Real Estate Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
17

Semiannual Report
June 30, 2020
MFS®  Growth Allocation Portfolio
MFS® Variable Insurance Trust III
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund's annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.
If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.
VGA-SEM

MFS® Growth Allocation Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Allocation Portfolio
LETTER FROM THE EXECUTIVE CHAIR
Dear Contract Owners:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
August 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Growth Allocation Portfolio
Portfolio Composition
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	11.0%
MFS Research Series	10.0%
MFS Mid Cap Growth Series	9.1%
MFS Mid Cap Value Portfolio	9.1%
MFS Research International Portfolio	8.9%
MFS Global Real Estate Portfolio	5.0%
MFS International Intrinsic Value Portfolio	5.0%
MFS International Growth Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Total Return Bond Series	4.9%
MFS High Yield Portfolio	4.9%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Value Portfolio	2.0%
MFS New Discovery Series	2.0%
MFS Limited Maturity Portfolio	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying fund settle, which is typically two business days. Please see the fund's Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2020.
The portfolio is actively managed and current holdings may be different.
2

MFS Growth Allocation Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2020 through June 30, 2020
As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.04%	$1,000.00	$974.02	$0.20
	Hypothetical (h)	0.04%	$1,000.00	$1,024.66	$0.20
Service Class	Actual	0.29%	$1,000.00	$972.39	$1.42
	Hypothetical (h)	0.29%	$1,000.00	$1,023.42	$1.46
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
3

MFS Growth Allocation Portfolio
Portfolio of Investments − 6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 20.8%
MFS Global Governments Portfolio - Initial Class	1,133,873	$ 12,778,751
MFS High Yield Portfolio - Initial Class	2,874,972	15,841,095
MFS Inflation-Adjusted Bond Portfolio - Initial Class	1,412,645	15,991,140
MFS Limited Maturity Portfolio - Initial Class	606,772	6,395,375
MFS Total Return Bond Series - Initial Class	1,138,624	15,986,285
		$66,992,646
International Stock Funds – 19.9%
MFS Emerging Markets Equity Portfolio - Initial Class	217,399	$ 3,182,723
MFS International Growth Portfolio - Initial Class	1,178,849	16,020,560
MFS International Intrinsic Value Portfolio - Initial Class	534,127	16,114,616
MFS Research International Portfolio - Initial Class	1,816,706	28,794,792
		$64,112,691
Specialty Funds – 5.0%
MFS Global Real Estate Portfolio - Initial Class	1,166,001	$ 16,137,455
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
U.S. Stock Funds – 54.2%
MFS Growth Series - Initial Class	543,285	$ 35,503,706
MFS Mid Cap Growth Series - Initial Class	2,769,966	29,278,545
MFS Mid Cap Value Portfolio - Initial Class	4,046,021	29,252,730
MFS New Discovery Series - Initial Class	304,565	6,496,364
MFS New Discovery Value Portfolio - Initial Class	874,681	6,525,121
MFS Research Series - Initial Class	1,123,838	32,276,632
MFS Value Series - Initial Class	1,957,001	35,558,700
		$ 174,891,798
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.17% (v)	256,327	$ 256,352
Total Investment Companies (Identified Cost, $250,769,338)		$ 322,390,942
Other Assets, Less Liabilities – (0.0)%		(46,840)
Net Assets – 100.0%		$ 322,344,102

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $322,390,942.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
4

MFS Growth Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/20 Assets
Investments in affiliated issuers, at value (identified cost, $250,769,338)	$322,390,942
Receivables for
Investments sold	255,251
Other assets	1,319
Total assets	$322,647,512
Liabilities
Payables for
Fund shares reacquired	$255,245
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	36
Distribution and/or service fees	4,298
Accrued expenses and other liabilities	43,735
Total liabilities	$303,410
Net assets	$322,344,102
Net assets consist of
Paid-in capital	$211,909,084
Total distributable earnings (loss)	110,435,018
Net assets	$322,344,102
Shares of beneficial interest outstanding	27,733,115
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$3,797,904	326,872	$11.62
Service Class	318,546,198	27,406,243	11.62
See Notes to Financial Statements
5

MFS Growth Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/20
Net investment income (loss)
Income
Dividends from affiliated issuers	$1,266
Expenses
Distribution and/or service fees	$396,266
Shareholder servicing costs	2,769
Administrative services fee	8,701
Independent Trustees' compensation	4,496
Custodian fee	3,043
Shareholder communications	5,234
Audit and tax fees	20,064
Legal fees	1,931
Miscellaneous	13,305
Total expenses	$455,809
Net investment income (loss)	$(454,543)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$6,282,835
Change in unrealized appreciation or depreciation
Affiliated issuers	$(15,101,178)
Net realized and unrealized gain (loss)	$(8,818,343)
Change in net assets from operations	$(9,272,886)
See Notes to Financial Statements
6

MFS Growth Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19
Change in net assets
From operations
Net investment income (loss)	$(454,543)	$6,027,033
Net realized gain (loss)	6,282,835	28,618,497
Net unrealized gain (loss)	(15,101,178)	48,715,269
Change in net assets from operations	$(9,272,886)	$83,360,799
Total distributions to shareholders	$—	$(39,693,390)
Change in net assets from fund share transactions	$(23,517,266)	$(22,623,140)
Total change in net assets	$(32,790,152)	$21,044,269
Net assets
At beginning of period	355,134,254	334,089,985
At end of period	$322,344,102	$355,134,254
See Notes to Financial Statements
7

MFS Growth Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$11.93	$10.64	$12.21	$10.97	$11.27	$12.42
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.22	$0.26	$0.21	$0.20(c)	$0.21
Net realized and unrealized gain (loss)	(0.31)	2.53	(0.78)	1.91	0.62	(0.19)
Total from investment operations	$(0.31)	$2.75	$(0.52)	$2.12	$0.82	$0.02
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.23)	$(0.23)	$(0.32)	$(0.58)
From net realized gain	—	(1.17)	(0.82)	(0.65)	(0.80)	(0.59)
Total distributions declared to shareholders	$—	$(1.46)	$(1.05)	$(0.88)	$(1.12)	$(1.17)
Net asset value, end of period (x)	$11.62	$11.93	$10.64	$12.21	$10.97	$11.27
Total return (%) (k)(r)(s)(x)	(2.60)(n)	26.96	(5.20)	19.86	7.15(c)	0.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.04(a)	0.03	0.03	0.03	0.03(c)	0.02
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.04)(a)	1.88	2.13	1.75	1.81(c)	1.75
Portfolio turnover	5(n)	0(b)	2	2	1	1
Net assets at end of period (000 omitted)	$3,798	$3,905	$3,770	$4,116	$3,140	$2,908

See Notes to Financial Statements
8

MFS Growth Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$11.95	$10.65	$12.22	$10.98	$11.27	$12.41
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.20	$0.22	$0.17	$0.17(c)	$0.17
Net realized and unrealized gain (loss)	(0.31)	2.52	(0.77)	1.92	0.63	(0.18)
Total from investment operations	$(0.33)	$2.72	$(0.55)	$2.09	$0.80	$(0.01)
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.20)	$(0.20)	$(0.29)	$(0.54)
From net realized gain	—	(1.17)	(0.82)	(0.65)	(0.80)	(0.59)
Total distributions declared to shareholders	$—	$(1.42)	$(1.02)	$(0.85)	$(1.09)	$(1.13)
Net asset value, end of period (x)	$11.62	$11.95	$10.65	$12.22	$10.98	$11.27
Total return (%) (k)(r)(s)(x)	(2.76)(n)	26.66	(5.46)	19.51	6.94(c)	0.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.29(a)	0.28	0.28	0.28	0.28(c)	0.27
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.29)(a)	1.70	1.80	1.40	1.50(c)	1.40
Portfolio turnover	5(n)	0(b)	2	2	1	1
Net assets at end of period (000 omitted)	$318,546	$351,229	$330,320	$415,923	$420,657	$468,237
(a)	Annualized.
(b)	Less than 0.5%.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Growth Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt
10

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$322,390,942	$—	$—	$322,390,942
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
11

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$7,018,206
Long-term capital gains	32,675,184
Total distributions	$39,693,390
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/20
Cost of investments	$252,532,588
Gross appreciation	71,998,381
Gross depreciation	(2,140,027)
Net unrealized appreciation (depreciation)	$69,858,354
As of 12/31/19
Undistributed ordinary income	6,587,471
Undistributed long-term capital gain	28,160,901
Net unrealized appreciation (depreciation)	84,959,532
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
12

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$439,473
Service Class	—	39,253,917
Total	$—	$39,693,390
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $2,686, which equated to 0.0017% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $83.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0054% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
13

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended June 30, 2020, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $17,583,348 and $41,547,381, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,192	$46,483	12,218	$144,020
Service Class	562,855	5,487,686	152,356	1,789,932
	567,047	$5,534,169	164,574	$1,933,952
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	39,843	$439,473
Service Class	—	—	3,549,179	39,253,917
	—	$—	3,589,022	$39,693,390
Shares reacquired
Initial Class	(4,532)	$(49,583)	(79,249)	$(957,183)
Service Class	(2,541,182)	(29,001,852)	(5,335,070)	(63,293,299)
	(2,545,714)	$(29,051,435)	(5,414,319)	$(64,250,482)
Net change
Initial Class	(340)	$(3,100)	(27,188)	$(373,690)
Service Class	(1,978,327)	(23,514,166)	(1,633,535)	(22,249,450)
	(1,978,667)	$(23,517,266)	(1,660,723)	$(22,623,140)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $865 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Portfolio	$3,600,110	$280,810	$245,991	$13,196	$(465,402)	$3,182,723
MFS Global Governments Portfolio	13,638,361	1,720,685	3,181,008	(81,960)	682,673	12,778,751
MFS Global Real Estate Portfolio	17,444,547	1,755,358	1,305,245	270,459	(2,027,664)	16,137,455
MFS Growth Series	39,381,667	12,492	7,359,104	3,711,233	(242,582)	35,503,706
14

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers − continued	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Portfolio	$17,696,214	$278,156	$1,414,268	$(224,026)	$(494,981)	$15,841,095
MFS Inflation-Adjusted Bond Portfolio	17,197,803	1,397,119	3,189,996	11,208	575,006	15,991,140
MFS Institutional Money Market Portfolio	263,585	429,202	436,446	(18)	29	256,352
MFS International Growth Portfolio	17,885,547	82,229	1,097,245	56,712	(906,683)	16,020,560
MFS International Intrinsic Value Portfolio	17,839,754	4,097	1,697,941	651,959	(683,253)	16,114,616
MFS Limited Maturity Portfolio	6,961,289	620,683	1,254,511	(32,201)	100,115	6,395,375
MFS Mid Cap Growth Series	32,099,606	727,670	5,592,956	1,002,224	1,042,001	29,278,545
MFS Mid Cap Value Portfolio	32,216,646	4,035,718	2,619,704	(423,227)	(3,956,703)	29,252,730
MFS New Discovery Series	7,150,811	440,445	1,597,573	254,317	248,364	6,496,364
MFS New Discovery Value Portfolio	7,142,586	1,028,506	471,142	(119,740)	(1,055,089)	6,525,121
MFS Research International Portfolio	32,198,485	401,201	1,806,327	293,486	(2,292,053)	28,794,792
MFS Research Series	35,788,600	997,950	3,879,694	639,573	(1,269,797)	32,276,632
MFS Total Return Bond Series	17,351,149	959,846	2,835,439	(150,944)	661,673	15,986,285
MFS Value Series	39,323,802	2,840,383	1,999,237	410,584	(5,016,832)	35,558,700
	$355,180,562	$18,012,550	$41,983,827	$6,282,835	$(15,101,178)	$322,390,942
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Portfolio	$—	$—
MFS Global Governments Portfolio	—	—
MFS Global Real Estate Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	1,266	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$1,266	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
15

MFS Growth Allocation Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
16

MFS Growth Allocation Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
17

Semiannual Report
June 30, 2020
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund's annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.
If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.
VIA-SEM

MFS® Inflation-Adjusted Bond Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Inflation-Adjusted Bond Portfolio
LETTER FROM THE EXECUTIVE CHAIR
Dear Contract Owners:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
August 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Inflation-Adjusted Bond Portfolio
Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Non-U.S. Government Bonds	45.0%
U.S. Treasury Securities	39.4%
Emerging Markets Bonds	2.7%
Collateralized Debt Obligations	1.5%
Investment Grade Corporates	1.1%
Municipal Bonds	0.9%
Commercial Mortgage-Backed Securities	0.5%
Mortgage-Backed Securities	0.5%
U.S. Government Agencies	0.2%
Composition including fixed income credit quality (a)(i)
AAA	4.9%
AA	29.8%
A	3.7%
BBB	10.1%
BB	2.7%
U.S. Government	42.4%
Federal Agencies	0.6%
Not Rated	(2.4)%
Cash & Cash Equivalents	4.5%
Other	3.7%
Portfolio facts (i)
Average Duration (d)	7.1
Average Effective Maturity (m)	14.7 yrs.
Issuer country weightings (i)(x)
United States	52.1%
United Kingdom	24.8%
Italy	6.9%
Spain	3.4%
Japan	3.1%
Greece	2.7%
Canada	2.6%
France	2.5%
Australia	1.3%
Other Countries	0.6%
Currency exposure weightings (i)(y)
United States Dollar	46.9%
British Pound Sterling	27.1%
Euro	17.9%
Japanese Yen	3.4%
New Zealand Dollar	2.0%
Norwegian Krone	1.5%
Canadian Dollar	1.4%
Danish Krone	0.2%
Australian Dollar	(0.5)%
Other Currencies	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
2

MFS Inflation-Adjusted Bond Portfolio
Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
Percentages are based on net assets as of June 30, 2020.
The portfolio is actively managed and current holdings may be different.
3

MFS Inflation-Adjusted Bond Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2020 through June 30, 2020
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.56%	$1,000.00	$1,047.18	$2.85
	Hypothetical (h)	0.56%	$1,000.00	$1,022.08	$2.82
Service Class	Actual	0.81%	$1,000.00	$1,044.90	$4.12
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
4

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments − 6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 95.0%
Asset-Backed & Securitized – 1.9%
Benchmark Mortgage Trust, 2019-B12, “A5”, 3.115%, 8/15/2052		$710,554	$ 787,311
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 2.238% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		725,000	707,828
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 1.182% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)		374,614	368,352
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 2.618% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)		854,664	826,558
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 2.635% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)		901,666	867,691
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 2.418% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)		764,124	747,193
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052		392,680	436,841
			$4,741,774
Automotive – 0.5%
Hyundai Capital America, 2.85%, 11/01/2022 (n)		$444,000	$ 453,066
Hyundai Capital America, 2.375%, 2/10/2023 (n)		225,000	226,683
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)		441,000	455,552
			$1,135,301
Conglomerates – 0.1%
Roper Technologies, Inc., 2%, 6/30/2030		$143,000	$ 143,107
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$ 334,856
Emerging Market Sovereign – 2.7%
Hellenic Republic (Republic of Greece), 3.875%, 3/12/2029	EUR	4,700,000	$ 6,458,949
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021		$52,000	$ 52,587
Howard University, Washington D.C., 2.738%, 10/01/2022		55,000	55,888
Howard University, Washington D.C., 2.801%, 10/01/2023		60,000	61,545
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		66,000	67,530
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – continued
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$82,000	$ 82,209
			$319,759
International Market Sovereign – 45.5%
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	799,910	$ 639,792
Commonwealth of Australia, Inflation Linked Bond, 0.75%, 11/21/2027		211,200	154,908
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030		344,092	299,171
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		2,584,708	2,140,808
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	641,221	612,792
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031		589,533	651,774
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		4,608,895	5,103,767
Government of France, Inflation Linked Bond, 1.8%, 7/25/2040	EUR	420,315	727,594
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	822,943,800	7,578,171
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	932,110	771,017
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035		323,910	273,482
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2040		849,440	759,680
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/2024	EUR	1,364,987	1,698,083
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027		879,843	1,072,323
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030		2,141,340	2,750,011
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		2,059,480	2,601,100
Republic of Cyprus, 2.75%, 2/26/2034		370,000	489,392
Republic of France, Inflation Linked Bond, 0.7%, 7/25/2030		1,629,825	2,144,264
Republic of France, Inflation Linked Bond, 3.15%, 7/25/2032		452,451	768,978
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2036 (n)		1,232,451	1,593,548
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		640,476	884,392
Republic of Italy, Inflation Linked Bond, 0.1%, 5/15/2022		2,114,100	2,355,262

5

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2024	EUR	2,423,671	$ 2,941,720
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026		1,890,434	2,453,106
Republic of Italy, Inflation Linked Bond, 1.3%, 5/15/2028		4,136,361	4,832,623
Republic of Italy, Inflation Linked Bond, 0.4%, 5/15/2030		1,217,796	1,315,704
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		1,466,607	1,967,992
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		672,163	945,638
United Kingdom Treasury, 4.5%, 12/07/2042	GBP	2,265,000	5,093,894
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034		1,442,654	2,834,659
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		2,261,285	5,114,334
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2036		2,025,540	3,946,627
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		1,027,214	2,345,756
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		1,139,196	2,554,160
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		1,363,398	3,262,701
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		1,768,226	3,974,623
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		913,699	2,133,667
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		1,011,167	2,760,239
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2048		239,580	587,998
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		1,435,573	3,920,608
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		1,263,238	3,423,059
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		1,071,748	3,885,767
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2056		579,936	1,693,682
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		943,363	2,818,847
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,233,286	4,239,634
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		432,551	1,521,836
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,066,347	3,997,786
			$ 110,636,969
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038		$144,000	$ 168,201
Toledo Hospital, AGM, 5.325%, 11/15/2028		487,000	575,695
			$743,896
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 0.5%
Freddie Mac, 3.85%, 5/25/2028	$390,000	$ 465,021
Freddie Mac, 3.854%, 6/25/2028	555,000	661,818
		$1,126,839
Municipals – 0.9%
Chicago, IL, Board of Education, “E”, BAM, 6.138%, 12/01/2039	$550,000	$ 679,712
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043	480,000	482,981
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	380,000	381,505
University of Missouri Curators Facilities Rev, “A”, 2.012%, 11/01/2027	585,000	610,558
		$2,154,756
U.S. Government Agencies and Equivalents – 0.2%
Tennessee Valley Authority, 0.75%, 5/15/2025	$394,000	$ 399,159
U.S. Treasury Inflation Protected Securities – 42.2%
U.S. Treasury Bonds, 0.375%, 7/15/2023	$1,739,616	$ 1,811,536
U.S. Treasury Bonds, 0.625%, 1/15/2024	931,799	981,328
U.S. Treasury Bonds, 0.25%, 1/15/2025	1,912,742	2,012,258
U.S. Treasury Bonds, 2.375%, 1/15/2025	3,635,761	4,183,309
U.S. Treasury Bonds, 0.625%, 1/15/2026	2,050,157	2,219,658
U.S. Treasury Bonds, 2%, 1/15/2026	2,039,721	2,370,400
U.S. Treasury Bonds, 0.375%, 1/15/2027	5,417,335	5,837,145
U.S. Treasury Bonds, 2.375%, 1/15/2027	4,771,414	5,793,033
U.S. Treasury Bonds, 1.75%, 1/15/2028	2,873,553	3,427,684
U.S. Treasury Bonds, 3.625%, 4/15/2028	7,639,031	10,279,073
U.S. Treasury Bonds, 2.5%, 1/15/2029	652,017	835,679
U.S. Treasury Bonds, 3.875%, 4/15/2029	3,573,067	5,050,113
U.S. Treasury Bonds, 2.125%, 2/15/2040	3,970,278	5,849,173
U.S. Treasury Bonds, 2.125%, 2/15/2041	1,459,950	2,178,302
U.S. Treasury Bonds, 0.75%, 2/15/2042 (f)	7,183,532	8,595,364
U.S. Treasury Bonds, 0.625%, 2/15/2043	2,994,231	3,521,153
U.S. Treasury Bonds, 1.375%, 2/15/2044	1,634,749	2,228,631
U.S. Treasury Bonds, 1%, 2/15/2046	541,030	699,921
U.S. Treasury Bonds, 1%, 2/15/2048	2,610,712	3,447,844
U.S. Treasury Bonds, 1%, 2/15/2049	356,612	475,237

6

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.125%, 1/15/2022 (f)	$6,282,453	$ 6,367,131
U.S. Treasury Notes, 0.125%, 1/15/2023	2,235,960	2,290,397
U.S. Treasury Notes, 0.125%, 7/15/2024	4,131,238	4,314,921
U.S. Treasury Notes, 0.375%, 7/15/2025	2,906,131	3,103,524
U.S. Treasury Notes, 0.125%, 7/15/2026	3,514,771	3,731,888
U.S. Treasury Notes, 0.375%, 7/15/2027	3,144,360	3,417,236
U.S. Treasury Notes, 0.5%, 1/15/2028	4,859,288	5,326,746
U.S. Treasury Notes, 0.25%, 7/15/2029	2,143,984	2,345,414
		$ 102,694,098
Total Bonds (Identified Cost, $201,789,737)		$230,889,463
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 4.7%
Money Market Funds – 4.7%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $11,299,125)	11,297,995	$ 11,299,125
Other Assets, Less Liabilities – 0.3%		849,567
Net Assets – 100.0%		$243,038,155

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,299,125 and $230,889,463, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,847,571, representing 3.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

7

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	890,000	USD	591,774	JPMorgan Chase Bank N.A.	7/17/2020	$ 22,469
AUD	870,000	USD	596,704	Merrill Lynch International	7/17/2020	3,736
CAD	1,628,000	USD	1,178,088	BNP Paribas S.A.	7/17/2020	21,138
CAD	1,626,000	USD	1,164,460	State Street Bank Corp.	7/17/2020	33,293
CAD	2,787,485	USD	2,017,126	UBS AG	7/17/2020	36,206
CHF	1,129,000	USD	1,162,722	UBS AG	7/17/2020	29,410
DKK	3,519,185	USD	516,949	Citibank N.A.	7/17/2020	13,800
EUR	10,752,587	USD	11,709,836	Citibank N.A.	7/17/2020	374,544
EUR	1,380,000	USD	1,517,145	Merrill Lynch International	7/17/2020	33,779
EUR	370,000	USD	410,828	State Street Bank Corp.	7/17/2020	4,999
GBP	4,153,948	USD	5,105,233	Barclays Bank PLC	7/17/2020	42,413
GBP	700,000	USD	863,709	Merrill Lynch International	7/17/2020	3,743
NOK	10,487,000	USD	1,076,850	Citibank N.A.	7/17/2020	12,742
NOK	23,823,000	USD	2,386,451	JPMorgan Chase Bank N.A.	7/17/2020	88,741
NOK	11,814,000	USD	1,178,364	Morgan Stanley Capital Services, Inc.	7/17/2020	49,102
NZD	1,690,000	USD	1,051,623	Citibank N.A.	7/17/2020	38,995
NZD	4,767,354	USD	2,897,995	State Street Bank Corp.	7/17/2020	178,552
NZD	1,950,000	USD	1,239,338	UBS AG	7/17/2020	19,068
SEK	24,706,617	USD	2,567,667	Merrill Lynch International	7/17/2020	84,233
USD	1,173,329	AUD	1,684,000	Citibank N.A.	7/17/2020	11,098
USD	1,156,872	CAD	1,570,000	Brown Brothers Harriman	7/17/2020	370
USD	1,929,010	EUR	1,694,946	JPMorgan Chase Bank N.A.	7/17/2020	24,132
USD	1,336,153	EUR	1,185,460	State Street Bank Corp.	7/17/2020	3,864
USD	490,327	GBP	395,000	Brown Brothers Harriman	7/17/2020	835
USD	1,188,037	GBP	948,000	Merrill Lynch International	7/17/2020	13,259
USD	1,188,983	GBP	948,000	State Street Bank Corp.	7/17/2020	14,205
USD	1,366,863	NOK	12,796,000	Morgan Stanley Capital Services, Inc.	7/17/2020	37,368
USD	1,171,547	SEK	10,900,000	Morgan Stanley Capital Services, Inc.	7/17/2020	1,589
						$1,197,683
Liability Derivatives
CAD	1,209,028	USD	896,554	UBS AG	7/17/2020	$ (5,953)
EUR	544,000	USD	612,434	HSBC Bank	7/17/2020	(1,055)
EUR	1,050,000	USD	1,192,979	Merrill Lynch International	7/17/2020	(12,929)
GBP	300,000	USD	376,786	Merrill Lynch International	7/17/2020	(5,020)
GBP	1,694,422	USD	2,128,287	State Street Bank Corp.	7/17/2020	(28,530)
JPY	203,823,014	USD	1,891,641	UBS AG	7/17/2020	(3,621)
NOK	10,875,000	USD	1,139,375	Brown Brothers Harriman	7/17/2020	(9,471)
USD	2,461,937	AUD	3,777,974	Citibank N.A.	7/17/2020	(145,473)
USD	642,761	AUD	968,768	HSBC Bank	7/17/2020	(25,844)
USD	1,181,073	AUD	1,730,000	Morgan Stanley Capital Services, Inc.	7/17/2020	(12,905)
USD	6,229,968	CAD	8,698,405	Goldman Sachs International	7/17/2020	(177,498)
USD	831,068	CAD	1,144,183	State Street Bank Corp.	7/17/2020	(11,766)
USD	1,170,577	CHF	1,129,000	State Street Bank Corp.	7/17/2020	(21,555)
USD	2,268,097	EUR	2,074,194	Citibank N.A.	7/17/2020	(63,002)
USD	3,434,577	EUR	3,096,217	Goldman Sachs International	7/17/2020	(45,131)
USD	1,499,535	EUR	1,335,000	Merrill Lynch International	7/17/2020	(816)
USD	1,105,345	JPY	119,746,000	Merrill Lynch International	7/17/2020	(3,867)
USD	883,462	NOK	8,569,000	Merrill Lynch International	7/17/2020	(6,851)
USD	1,154,328	NZD	1,800,000	Goldman Sachs International	7/17/2020	(7,277)
USD	1,174,240	NZD	1,960,693	JPMorgan Chase Bank N.A.	7/31/2020	(91,088)
8

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	1,166,314	SEK	11,225,000	Morgan Stanley Capital Services, Inc.	7/17/2020	$ (38,529)
						$ (718,181)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	7	$1,388,241	September – 2020	$(29,429)
U.S. Treasury Note 10 yr	Short	USD	52	7,236,938	September – 2020	(50,822)
						$(80,251)
At June 30, 2020, the fund had liquid securities with an aggregate value of $124,010 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
9

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/20 Assets
Investments in unaffiliated issuers, at value (identified cost, $201,789,737)	$230,889,463
Investments in affiliated issuers, at value (identified cost, $11,299,125)	11,299,125
Receivables for
Forward foreign currency exchange contracts	1,197,683
Net daily variation margin on open futures contracts	9,276
Fund shares sold	1,005
Interest	710,592
Other assets	1,102
Total assets	$244,108,246
Liabilities
Payables for
Forward foreign currency exchange contracts	$718,181
Fund shares reacquired	274,646
Payable to affiliates
Investment adviser	6,489
Administrative services fee	242
Shareholder servicing costs	29
Distribution and/or service fees	1,630
Accrued expenses and other liabilities	68,874
Total liabilities	$1,070,091
Net assets	$243,038,155
Net assets consist of
Paid-in capital	$210,267,635
Total distributable earnings (loss)	32,770,520
Net assets	$243,038,155
Shares of beneficial interest outstanding	21,614,440
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$123,782,184	10,938,820	$11.32
Service Class	119,255,971	10,675,620	11.17
See Notes to Financial Statements
10

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/20
Net investment income (loss)
Income
Interest	$607,281
Dividends from affiliated issuers	39,581
Total investment income	$646,862
Expenses
Management fee	$605,289
Distribution and/or service fees	148,220
Shareholder servicing costs	2,243
Administrative services fee	21,810
Independent Trustees' compensation	4,430
Custodian fee	15,204
Shareholder communications	8,750
Audit and tax fees	22,183
Legal fees	1,447
Miscellaneous	16,083
Total expenses	$845,659
Reduction of expenses by investment adviser	(13,050)
Net expenses	$832,609
Net investment income (loss)	$(185,747)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$992,256
Affiliated issuers	708
Futures contracts	(371,183)
Forward foreign currency exchange contracts	(532,566)
Foreign currency	21,906
Net realized gain (loss)	$111,121
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$9,091,370
Affiliated issuers	(288)
Futures contracts	(80,251)
Forward foreign currency exchange contracts	473,677
Translation of assets and liabilities in foreign currencies	(1,677)
Net unrealized gain (loss)	$9,482,831
Net realized and unrealized gain (loss)	$9,593,952
Change in net assets from operations	$9,408,205
See Notes to Financial Statements
11

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19
Change in net assets
From operations
Net investment income (loss)	$(185,747)	$2,592,693
Net realized gain (loss)	111,121	2,354,598
Net unrealized gain (loss)	9,482,831	15,976,261
Change in net assets from operations	$9,408,205	$20,923,552
Total distributions to shareholders	$—	$(4,025,008)
Change in net assets from fund share transactions	$(23,516,724)	$(26,028,674)
Total change in net assets	$(14,108,519)	$(9,130,130)
Net assets
At beginning of period	257,146,674	266,276,804
At end of period	$243,038,155	$257,146,674
See Notes to Financial Statements
12

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$10.81	$10.15	$10.81	$9.98	$9.73	$10.32
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.12	$0.19	$0.13	$0.07(c)	$(0.01)
Net realized and unrealized gain (loss)	0.51	0.72	(0.67)	0.70	0.18	(0.51)
Total from investment operations	$0.51	$0.84	$(0.48)	$0.83	$0.25	$(0.52)
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.18)	$—	$—	$(0.07)
Net asset value, end of period (x)	$11.32	$10.81	$10.15	$10.81	$9.98	$9.73
Total return (%) (k)(r)(s)(x)	4.72(n)	8.26	(4.47)	8.32	2.57(c)	(5.04)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58(a)	0.57	0.57	0.56	0.55(c)	0.56
Expenses after expense reductions (f)	0.56(a)	0.56	0.56	0.55	0.54(c)	0.55
Net investment income (loss)	(0.03)(a)(l)	1.11	1.78	1.28	0.65(c)	(0.11)
Portfolio turnover	28(n)	62	63	40	47	44
Net assets at end of period (000 omitted)	$123,782	$131,221	$134,599	$162,429	$168,857	$184,691
Service Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$10.69	$10.03	$10.68	$9.89	$9.66	$10.24
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.09	$0.16	$0.11	$0.04(c)	$(0.04)
Net realized and unrealized gain (loss)	0.50	0.72	(0.66)	0.68	0.19	(0.50)
Total from investment operations	$0.48	$0.81	$(0.50)	$0.79	$0.23	$(0.54)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.15)	$—	$—	$(0.04)
Net asset value, end of period (x)	$11.17	$10.69	$10.03	$10.68	$9.89	$9.66
Total return (%) (k)(r)(s)(x)	4.49(n)	8.05	(4.70)	7.99	2.38(c)	(5.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83(a)	0.82	0.82	0.81	0.80(c)	0.81
Expenses after expense reductions (f)	0.81(a)	0.81	0.81	0.80	0.79(c)	0.80
Net investment income (loss)	(0.28)(a)(l)	0.86	1.54	1.03	0.40(c)	(0.37)
Portfolio turnover	28(n)	62	63	40	47	44
Net assets at end of period (000 omitted)	$119,256	$125,926	$131,678	$165,418	$169,077	$176,909

See Notes to Financial Statements
13

MFS Inflation-Adjusted Bond Portfolio
Financial Highlights - continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Inflation-Adjusted Bond Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value
15

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$103,093,257	$—	$103,093,257
Non - U.S. Sovereign Debt	—	117,095,918	—	117,095,918
Municipal Bonds	—	2,154,756	—	2,154,756
U.S. Corporate Bonds	—	2,221,367	—	2,221,367
Residential Mortgage-Backed Securities	—	1,126,839	—	1,126,839
Commercial Mortgage-Backed Securities	—	1,224,152	—	1,224,152
Asset-Backed Securities (including CDOs)	—	3,517,622	—	3,517,622
Foreign Bonds	—	455,552	—	455,552
Mutual Funds	11,299,125	—	—	11,299,125
Total	$11,299,125	$230,889,463	$—	$242,188,588
Other Financial Instruments
Futures Contracts – Liabilities	$(80,251)	$—	$—	$(80,251)
Forward Foreign Currency Exchange Contracts – Assets	—	1,197,683	—	1,197,683
Forward Foreign Currency Exchange Contracts – Liabilities	—	(718,181)	—	(718,181)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
16

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2020 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(80,251)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,197,683	(718,181)
Total		$1,197,683	$(798,432)
(a) Values presented in this table for futures contracts correspond to the values reported in the fund's Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund's Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(371,183)	$—
Foreign Exchange	—	(532,566)
Total	$(371,183)	$(532,566)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(80,251)	$—
Foreign Exchange	—	473,677
Total	$(80,251)	$473,677
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and
17

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
18

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$4,025,008
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/20
Cost of investments	$213,682,181
Gross appreciation	28,626,409
Gross depreciation	(120,002)
Net unrealized appreciation (depreciation)	$28,506,407
As of 12/31/19
Undistributed ordinary income	1,152,545
Undistributed long-term capital gain	2,905,932
Other temporary differences	4,939
Net unrealized appreciation (depreciation)	19,298,899
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$2,224,301
Service Class	—	1,800,707
Total	$—	$4,025,008
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.
19

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $13,050, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $2,144, which equated to 0.0018% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $99.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0180% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$22,259,309	$39,092,658
Non-U.S. Government securities	42,144,635	47,530,742
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	299,911	$3,306,838	93,016	$988,416
Service Class	384,371	4,234,571	818,315	8,634,490
	684,282	$7,541,409	911,331	$9,622,906
20

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	201,112	$2,224,301
Service Class	—	—	164,598	1,800,707
	—	$—	365,710	$4,025,008
Shares reacquired
Initial Class	(1,497,187)	$(15,855,678)	(1,416,512)	$(15,199,661)
Service Class	(1,491,435)	(15,202,455)	(2,325,801)	(24,476,927)
	(2,988,622)	$(31,058,133)	(3,742,313)	$(39,676,588)
Net change
Initial Class	(1,197,276)	$(12,548,840)	(1,122,384)	$(11,986,944)
Service Class	(1,107,064)	(10,967,884)	(1,342,888)	(14,041,730)
	(2,304,340)	$(23,516,724)	(2,465,272)	$(26,028,674)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 27%, 17%, and 7%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $628 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,004,405	$60,110,645	$54,816,345	$708	$(288)	$11,299,125
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$39,581	$—
21

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
22

MFS Inflation-Adjusted Bond Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
23

MFS Inflation-Adjusted Bond Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
24

Semiannual Report
June 30, 2020
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund's annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.
If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.
VLT-SEM

MFS® Limited Maturity Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Limited Maturity Portfolio
LETTER FROM THE EXECUTIVE CHAIR
Dear Contract Owners:
Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
August 17, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Limited Maturity Portfolio
Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Investment Grade Corporates	45.1%
U.S. Treasury Securities	35.4%
Collateralized Debt Obligations	12.3%
Asset-Backed Securities	10.3%
Commercial Mortgage-Backed Securities	8.1%
Emerging Markets Bonds	2.3%
Residential Mortgage-Backed Securities	1.8%
Municipal Bonds	1.8%
Mortgage-Backed Securities	1.7%
High Yield Corporates	1.2%
U.S. Government Agencies	0.1%
Composition including fixed income credit quality (a)(i)
AAA	12.2%
AA	10.2%
A	22.4%
BBB	30.7%
BB	2.5%
B	0.1%
U.S. Government	12.4%
Federal Agencies	1.8%
Not Rated	27.8%
Cash & Cash Equivalents	0.5%
Other	(20.6)%
Portfolio facts (i)
Average Duration (d)	1.9
Average Effective Maturity (m)	2.3 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change.U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency.The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

MFS Limited Maturity Portfolio
Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2020.
The portfolio is actively managed and current holdings may be different.

MFS Limited Maturity Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2020 through June 30, 2020
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.45%	$1,000.00	$1,019.34	$2.26
	Hypothetical (h)	0.45%	$1,000.00	$1.022.63	$2.26
Service Class	Actual	0.70%	$1,000.00	$1.018.39	$3.51
	Hypothetical (h)	0.70%	$1,000.00	$1.021.38	$3.52
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MFS Limited Maturity Portfolio
Portfolio of Investments − 6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.9%
Aerospace – 1.2%
Boeing Co., 4.508%, 5/01/2023	$1,375,000	$ 1,452,589
Boeing Co., 4.875%, 5/01/2025	2,130,000	2,321,282
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)	1,049,000	1,139,030
Raytheon Technologies Corp., 3.65%, 8/16/2023	114,000	123,460
		$5,036,361
Asset-Backed & Securitized – 32.4%
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 3.118% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	$1,900,315	$ 1,787,374
American Credit Acceptance Receivables Trust, 2020-2, “C”, 3.88%, 4/13/2026 (n)	453,000	473,670
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,837,000	1,869,515
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	659,000	650,591
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 1.334% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	2,210,000	2,151,298
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.495% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	647,000	605,512
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.745% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	319,500	290,065
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.095% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	264,000	233,664
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 3.341% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,720,000	1,704,257
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 2.735% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,748,737	1,671,808
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 3.035% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	741,069	695,239
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 1.734% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,605,087	1,498,395
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.284% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	1,736,000	1,632,852
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.184% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	1,548,948	1,492,798
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.534% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,247,481	1,131,535
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 1.684% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	1,727,281	1,618,442
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.485% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	$1,410,155	$ 1,348,464
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.734% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	1,776,462	1,661,870
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.935%, 12/15/2051 (i)(n)	22,113,058	1,134,800
BSPRT Ltd., 2018-FL4, “A”, FLR, 2.284% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	2,076,000	1,771,251
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	1,126,433	1,132,130
BXMT Ltd., 2020-FL2, “B”, FLR, 1.593% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	1,445,000	1,361,614
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	557,261	542,169
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	2,927,000	2,982,108
CarMax Auto Owner Trust, 2020-2, “B”, 2.9%, 8/15/2025 (n)	337,000	349,723
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.456%, 5/10/2050 (i)	17,400,539	1,008,361
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	1,200,000	1,210,561
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	536,000	541,491
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	869,000	874,334
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	741,000	734,540
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	994,000	979,684
Commercial Mortgage Pass-Through Certificates, 2019-BN24 ,“XA”, 0.767%, 11/15/2062 (i)	8,922,988	436,113
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	375,315	376,174
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	2,607,000	2,613,870
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 2.438% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	2,556,891	2,514,646
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	373,886	374,484
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,843,000	1,877,825
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	754,000	766,901
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	272,450	272,945
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	368,502	370,528
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023 (n)	1,158,117	1,168,389
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	596,756	601,691

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
DT Auto Owner Trust, 2020-2A, “C”, 3.28%, 3/16/2026 (n)	$238,000	$ 245,634
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 1.893% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	1,927,000	1,727,247
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	2,150,000	2,183,346
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	365,000	368,687
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	500,000	504,655
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 2.719% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	2,520,000	2,468,055
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.54% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	2,596,500	2,571,254
Freedom Financial, 2019-1, “A”, 3.42%, 6/18/2026 (n)	139,257	139,290
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	1,228,000	1,226,842
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	945,000	937,083
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	808,653	817,777
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	622,000	620,764
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	456,000	452,571
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.304% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	1,512,500	1,486,031
Granite Point Mortgage Trust, Inc., 2018-FL1, “A” FLR, 1.093% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	745,206	738,747
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.184%, 5/10/2050 (i)	15,752,086	883,996
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.273%, 8/10/2050 (i)	15,718,520	914,972
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.247%, 5/12/2053 (i)	8,355,183	735,351
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	1,106,000	1,064,758
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	635,000	605,658
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.143% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	1,366,000	1,334,662
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.043% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	2,563,132	2,531,526
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.084% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	1,859,002	1,835,431
JPMorgan Chase Commercial Mortgage Securities Corp., 1.21%, 9/15/2050 (i)	14,974,165	780,082
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.193% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	1,355,500	1,287,725
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.684% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	$2,225,000	$ 2,179,495
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.734% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	741,500	694,980
LoanCore Ltd., 2019-CRE3, “A”, FLR, 1.234% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	1,253,500	1,192,234
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.554% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	2,200,500	2,095,721
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 2.118% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	1,635,194	1,581,751
Loomis, Sayles & Co., CLO, 2015-2A, “A2R”, FLR, 2.618% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	1,854,111	1,793,137
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 2.635% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,779,008	2,674,295
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 2.335% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	3,559,000	3,417,430
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 3.668% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,309,265	2,188,530
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.314% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	1,307,000	1,284,128
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.614% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	1,307,000	1,261,289
MF1 Ltd., 2020-FL3, “B”, FLR, 3.935% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	192,000	192,600
MF1 Ltd., 2020-FL3, “C”, FLR, 4.685% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	274,500	275,529
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.567%, 5/15/2050 (i)	17,029,112	1,019,330
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.585%, 6/15/2050 (i)	7,732,515	493,801
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.031%, 12/15/2051 (i)	18,001,891	1,017,845
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 2.935% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	3,468,000	3,419,136
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	440,795	442,482
Navistar Financial Dealer Note Master Owner Trust, 2018-1, “B”, FLR, 0.984% (LIBOR - 1mo. + 0.8%), 9/25/2023 (n)	347,000	345,040
Navistar Financial Dealer Note Master Owner Trust, 2018-1, “C”, FLR, 1.234% (LIBOR - 1mo. + 1.05%), 9/25/2023 (n)	391,000	388,091
Navistar Financial Dealer Note Master Owner Trust, 2019-1, “C”, FLR, 1.134% (LIBOR - 1mo. + 0.95%), 5/25/2024 (n)	432,000	429,869

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 2.735% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	$2,056,577	$ 1,987,046
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	1,038,000	1,036,990
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	1,050,000	1,034,274
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,723,824	1,786,316
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	145,672	145,890
Santander Drive Auto Receivables Trust, 2019-2, “B”, 2.79%, 1/16/2024	1,474,000	1,495,507
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	1,092,701	1,093,774
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	331,951	336,185
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	425,616	431,858
Shackelton CLO Ltd., 2013-4RA, “B”, FLR, 3.211% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	927,055	863,187
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 2.785% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	709,957	669,852
Shelter Growth CRE, 2019-FL2, “A”, FLR, 1.284% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	2,803,307	2,633,615
SPS Servicer Advance Receivables Trust, 2.24%, 10/15/2051 (n)	1,208,000	1,200,519
SPS Servicer Advance Receivables Trust, 2.34%, 10/15/2051 (n)	219,000	217,621
SPS Servicer Advance Receivables Trust, 2.39%, 10/15/2051 (n)	262,000	260,352
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 1.354% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	2,055,201	2,038,053
Student Loan Consolidation Center, “A”, FLR, 1.404% (LIBOR - 1mo. + 1.22%), 10/25/2027 (n)	233,921	234,800
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 3.335% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	1,743,000	1,735,976
TICP CLO Ltd., 2018-3R, “B”, FLR, 2.485% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	870,756	846,970
TICP CLO Ltd., 2018-3R, “C”, FLR, 2.935% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,528,084	1,491,726
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 1.643% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	2,192,500	2,142,841
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.156%, 11/15/2050 (i)	11,978,332	595,215
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.174%, 12/15/2051 (i)	9,070,625	562,007
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	$1,230,000	$ 1,240,170
Veros Auto Receivables Trust, 2018-1, “A”, 3.63%, 5/15/2023 (n)	13,206	13,213
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	1,087,663	1,086,283
West CLO Ltd., 2014-2A, “A1BR”, 2.724%, 1/16/2027 (n)	616,008	614,468
Wind River CLO Ltd., 2012-1A, “BR2”, FLR, 2.668% (LIBOR - 3mo. + 1.45%), 1/15/2026 (n)	2,251,428	2,245,423
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 2.918% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	864,053	812,628
		$ 136,215,297
Automotive – 4.0%
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	$1,088,000	$ 1,086,966
Ford Motor Credit Co. LLC, 5.75%, 2/01/2021	1,192,000	1,196,530
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	857,000	816,293
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	1,203,000	1,239,951
Harley-Davidson Financial Services, FLR, 1.284% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	1,672,000	1,662,304
Hyundai Capital America, 2.85%, 11/01/2022 (n)	355,000	362,249
Hyundai Capital America, 2.375%, 2/10/2023 (n)	534,000	537,995
Hyundai Capital America, 5.75%, 4/06/2023 (n)	1,129,000	1,232,793
Hyundai Capital America, 5.875%, 4/07/2025 (n)	1,872,000	2,101,917
Toyota Motor Credit Corp., 3%, 4/01/2025	1,520,000	1,651,985
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	1,356,000	1,368,862
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	1,356,000	1,411,600
Volkswagen Group of America Co., 3.125%, 5/12/2023 (n)	234,000	246,106
Volkswagen Group of America Co., 2.85%, 9/26/2024 (n)	1,120,000	1,178,445
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	560,000	578,132
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	215,000	229,456
		$16,901,584
Broadcasting – 0.7%
Fox Corp., 3.666%, 1/25/2022	$734,000	$ 768,291
Fox Corp., 3.05%, 4/07/2025	564,000	610,375
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	1,635,000	1,645,833
		$3,024,499

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.7%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$2,157,000	$ 2,245,904
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	600,000	608,681
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	255,691
		$3,110,276
Business Services – 0.4%
Equinix, Inc., 1.25%, 7/15/2025	$375,000	$ 374,906
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,497,617
		$1,872,523
Cable TV – 0.7%
Comcast Corp., 3.1%, 4/01/2025	$258,000	$ 284,293
SES S.A., 3.6%, 4/04/2023 (n)	2,469,000	2,536,188
		$2,820,481
Chemicals – 0.5%
DuPont de Nemours, Inc., 2.169%, 5/01/2023	$1,950,000	$ 1,988,097
Computer Software – 1.2%
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)	$340,000	$ 390,728
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	2,908,000	2,989,277
Dell Investments LLC/EMC Corp., 4%, 7/15/2024 (n)	1,415,000	1,525,304
		$4,905,309
Computer Software - Systems – 0.3%
Apple, Inc., 1.7%, 9/11/2022	$1,292,000	$ 1,330,582
Conglomerates – 1.2%
Roper Technologies, Inc., 2.8%, 12/15/2021	$1,606,000	$ 1,651,746
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,237,000	2,371,540
Westinghouse Air Brake Technologies Corp., FLR, 1.613% (LIBOR - 3mo. + 1.05%), 9/15/2021	871,000	871,000
		$4,894,286
Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$550,000	$ 566,659
Consumer Services – 0.8%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,223,000	$ 1,284,991
Booking Holdings, Inc., 4.1%, 4/13/2025	171,000	191,927
QVC, Inc., 5.125%, 7/02/2022	1,805,000	1,822,689
		$3,299,607
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.8%
Broadcom, Inc., 2.25%, 11/15/2023 (n)	$600,000	$ 619,927
Broadcom, Inc., 4.7%, 4/15/2025 (n)	493,000	555,500
Broadcom, Inc., 3.15%, 11/15/2025 (n)	600,000	638,594
Microchip Technology, Inc., 3.922%, 6/01/2021	1,514,000	1,543,506
		$3,357,527
Emerging Market Quasi-Sovereign – 0.7%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,865,000	$ 1,929,622
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	933,000	1,007,716
		$2,937,338
Energy - Integrated – 1.0%
Cenovus Energy, Inc., 3%, 8/15/2022	$1,574,000	$ 1,530,628
Cenovus Energy, Inc., 3.8%, 9/15/2023	738,000	693,973
Eni S.p.A., 4%, 9/12/2023 (n)	860,000	930,294
Exxon Mobil Corp., 1.571%, 4/15/2023	683,000	700,974
Suncor Energy, Inc., 2.8%, 5/15/2023	188,000	196,352
Suncor Energy, Inc., 3.1%, 5/15/2025	188,000	200,800
		$4,253,021
Entertainment – 0.3%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$1,207,000	$ 1,171,022
Financial Institutions – 2.0%
AerCap Ireland Capital DAC, 4.45%, 12/16/2021	$1,873,000	$ 1,891,605
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	1,585,000	1,575,127
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	1,212,000	1,270,788
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	1,955,000	1,842,869
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,214,000	1,054,745
Century Housing Corp., 3.995%, 11/01/2021	748,000	770,989
		$8,406,123
Food & Beverages – 1.1%
Conagra Brands, Inc., 3.8%, 10/22/2021	$1,121,000	$ 1,164,983
Constellation Brands, Inc., FLR, 1.092% (LIBOR - 3mo. + 0.7%), 11/15/2021	852,000	851,932
Diageo Capital PLC, 1.375%, 9/29/2025	660,000	671,749
Mondelez International, Inc., 0.625%, 7/01/2022 (w)	1,800,000	1,799,748
		$4,488,412

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,459,000	$ 1,552,959
Marriott International, Inc., 2.3%, 1/15/2022	1,564,000	1,551,865
Marriott International, Inc., 3.75%, 10/01/2025	370,000	367,266
		$3,472,090
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$91,000	$ 92,027
Howard University, Washington D.C., 2.738%, 10/01/2022	96,000	97,551
Howard University, Washington D.C., 2.801%, 10/01/2023	106,000	108,729
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	117,000	119,711
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	144,000	144,367
		$562,385
Insurance – 0.4%
AIG Global Funding, 0.8%, 7/07/2023 (n)(w)	$913,000	$ 913,065
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)(w)	882,000	882,517
		$1,795,582
Insurance - Health – 0.6%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$2,475,000	$ 2,486,598
Insurance - Property & Casualty – 0.4%
Aon PLC, 2.2%, 11/15/2022	$821,000	$ 851,264
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	807,000	833,328
		$1,684,592
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$1,263,000	$ 1,344,101
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$2,262,000	$ 2,410,169
Deere & Co., 2.75%, 4/15/2025	287,000	313,407
		$2,723,576
Major Banks – 11.5%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$1,855,000	$ 1,871,064
Bank of America Corp., 2.369%, 7/21/2021	2,408,000	2,410,224
Bank of America Corp., 2.738% to 1/23/2021, FLR (LIBOR - 3mo. + 2.738%) to 1/23/2022	1,345,000	1,359,921
Bank of America Corp., 2.881%, 4/24/2023	2,896,000	3,001,944
Bank of America Corp., 4.2%, 8/26/2024	692,000	768,257
Bank of Montreal, 2.05%, 11/01/2022	1,168,000	1,206,024
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Barclays PLC, 4.61%, 2/15/2023	$2,947,000	$ 3,102,926
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	550,000	574,675
Citibank N.A., 2.125%, 10/20/2020	2,107,000	2,115,124
Credit Agricole, “A”, FLR, 2.741% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	1,270,000	1,279,286
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	872,000	904,536
Goldman Sachs Group, Inc., 3%, 4/26/2022	2,302,000	2,346,575
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	822,381
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	1,521,000	1,575,693
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	491,000	512,794
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	910,000	919,394
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	2,827,000	2,943,349
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	2,701,000	2,796,339
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR + 1.585%) to 3/13/2026	1,642,000	1,699,381
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	448,000	455,199
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	1,623,000	1,674,639
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	1,921,000	1,995,302
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	895,000	937,979
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	1,367,000	1,486,890
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR + 2.69%) to 3/30/2023 (n)	383,000	397,398
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.7%) to 3/30/2026 (n)	157,000	169,947
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025 (w)	1,613,000	1,614,975
UBS Group AG, 3.491%, 5/23/2023 (n)	278,000	290,771
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	1,590,000	1,621,408
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,373,000	1,450,664
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,687,000	1,730,932

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	$2,242,000	$ 2,310,705
		$48,346,696
Medical & Health Technology & Services – 1.0%
Becton, Dickinson and Co., 2.894%, 6/06/2022	$560,000	$ 579,923
Cigna Corp., FLR, 0.949% (LIBOR - 3mo. + 0.65%), 9/17/2021	1,734,000	1,734,078
HCA, Inc., 5%, 3/15/2024	1,692,000	1,880,660
		$4,194,661
Medical Equipment – 0.1%
Zimmer Biomet Holdings, Inc., FLR, 1.066% (LIBOR - 3mo. + 0.75%), 3/19/2021	$511,000	$ 510,911
Metals & Mining – 1.7%
Anglo American Capital PLC, 3.625%, 9/11/2024 (n)	$533,000	$ 559,268
Anglo American Capital PLC, 5.375%, 4/01/2025 (n)	900,000	1,016,500
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	899,000	938,268
Glencore Funding LLC, 3%, 10/27/2022 (n)	848,000	872,261
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,354,000	1,451,153
Steel Dynamics, Inc., 4.125%, 9/15/2025	2,420,000	2,475,048
		$7,312,498
Midstream – 2.1%
El Paso LLC, 6.5%, 9/15/2020	$2,401,000	$ 2,427,500
Energy Transfer Operating Co., 2.9%, 5/15/2025	569,000	581,310
MPLX LP, 3.5%, 12/01/2022	2,340,000	2,437,949
MPLX LP, 3.375%, 3/15/2023	642,000	669,496
MPLX LP, FLR, 1.212% (LIBOR - 3mo. + 0.9%), 9/09/2021	961,000	953,382
Western Midstream Operating LP, 3.1%, 2/01/2025	796,000	754,210
Western Midstream Operating LP, FLR, 2.161% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,222,000	1,121,492
		$8,945,339
Mortgage-Backed – 1.7%
Fannie Mae, 5.5%, 5/01/2025	$9,380	$ 9,625
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	880,819	1,008,124
Fannie Mae, 2%, 5/25/2044	1,622,176	1,664,594
Freddie Mac, 1.022%, 4/25/2024 (i)	580,640	15,375
Freddie Mac, 1.7%, 4/25/2030 (i)	6,155,682	788,769
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,943,665	3,187,347
Freddie Mac, 2%, 7/15/2042	589,511	609,010
		$7,282,844
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 1.8%
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.486%, 11/01/2022	$235,000	$ 235,078
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.605%, 11/01/2023	280,000	280,118
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 2.128%, 1/01/2023	300,000	300,966
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 2.225%, 1/01/2024	730,000	734,088
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	4,091,000	3,950,474
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	455,000	442,365
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	465,000	446,925
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	440,000	417,410
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	680,000	682,693
		$7,490,117
Network & Telecom – 0.3%
AT&T, Inc., 3.2%, 3/01/2022	$1,179,000	$ 1,230,191
Oil Services – 0.0%
Halliburton Co., 3.8%, 11/15/2025	$111,000	$ 119,894
Oils – 0.8%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$1,919,000	$ 2,105,860
Phillips 66, FLR, 0.959% (LIBOR - 3mo. + 0.6%), 2/26/2021	1,196,000	1,194,213
Valero Energy Corp., 2.85%, 4/15/2025	171,000	180,452
		$3,480,525
Other Banks & Diversified Financials – 3.7%
American Express Co., 3.7%, 11/05/2021	$497,000	$ 516,855
Banque Federative du Credit Mutuel S.A., 2.2%, 7/20/2020 (n)	2,390,000	2,392,056
BBVA USA, 3.5%, 6/11/2021	1,920,000	1,961,733
BBVA USA, 2.875%, 6/29/2022	2,443,000	2,499,222
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,183,000	1,200,985
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,385,000	1,495,429
Groupe BPCE S.A., FLR, 1.558% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,385,000	1,387,343
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,348,000	1,385,454
SunTrust Banks, Inc., 2.8%, 5/17/2022	2,056,000	2,139,638

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
UBS AG, 1.75%, 4/21/2022 (n)	$390,000	$ 397,457
		$15,376,172
Personal Computers & Peripherals – 0.0%
Equifax, Inc., 2.6%, 12/15/2025	$164,000	$ 174,697
Pharmaceuticals – 1.9%
AbbVie, Inc., 2.15%, 11/19/2021 (n)	$834,000	$ 849,858
AbbVie, Inc., 3.45%, 3/15/2022 (n)	886,000	921,493
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	2,962,000	3,036,457
Bristol-Myers Squibb Co., 2.875%, 8/15/2020 (n)	1,041,000	1,044,017
Bristol-Myers Squibb Co., 2.75%, 2/15/2023 (n)	1,724,000	1,817,696
Bristol-Myers Squibb Co., FLR, 0.765% (LIBOR - 3mo. + 0.38%), 5/16/2022 (n)	444,000	445,104
		$8,114,625
Restaurants – 0.1%
McDonald's Corp., 3.3%, 7/01/2025	$238,000	$ 264,403
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$399,000	$ 408,441
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	352,000	310,746
		$719,187
Specialty Stores – 0.4%
Ross Stores, Inc., 4.6%, 4/15/2025	$356,000	$ 408,633
TJX Cos., Inc., 3.5%, 4/15/2025	960,000	1,068,625
		$1,477,258
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT, 2.25%, 1/15/2022	$500,000	$ 512,463
Crown Castle International Corp., 3.4%, 2/15/2021	950,000	964,891
Crown Castle International Corp., 3.15%, 7/15/2023	1,037,000	1,106,640
Crown Castle International Corp., 1.35%, 7/15/2025	257,000	258,832
SBA Tower Trust, 2.877%, 7/09/2021 (n)	629,000	630,037
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)	1,901,000	2,069,029
		$5,541,892
Tobacco – 1.2%
B.A.T Capital Corp., 2.764%, 8/15/2022	$692,000	$ 716,538
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	1,343,000	1,344,304
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	2,045,000	2,134,307
Philip Morris International, Inc., 1.125%, 5/01/2023	796,000	809,456
		$5,004,605
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 1.1%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/2022	$2,656,000	$ 2,683,691
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	572,000	578,292
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	551,000	580,183
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	551,000	582,959
		$4,425,125
U.S. Government Agencies and Equivalents – 0.1%
National Credit Union Administration, FLR, 0.623% (LIBOR - 1mo. + 0.45%), 10/07/2020	$134,718	$ 134,529
National Credit Union Administration, FLR, 0.53% (LIBOR - 1mo. + 0.35%), 12/07/2020	328,104	327,700
		$462,229
U.S. Treasury Obligations – 12.4%
U.S. Treasury Notes, 1.875%, 2/28/2022 (f)	$14,563,000	$ 14,973,722
U.S. Treasury Notes, 0.125%, 6/30/2022	18,900,000	18,888,187
U.S. Treasury Notes, 2.375%, 1/31/2023	17,178,000	18,150,302
		$52,012,211
Utilities - Electric Power – 2.2%
Dominion Energy, Inc., 2.579%, 7/01/2020	$1,691,000	$ 1,691,000
Emera U.S. Finance LP, 2.7%, 6/15/2021	491,000	499,976
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,470,000	2,554,839
NextEra Energy, Inc., 2.9%, 4/01/2022	1,458,000	1,517,617
Pacific Gas and Electric Co., 1.75%, 6/16/2022	536,000	536,858
WEC Energy Group, Inc., 3.375%, 6/15/2021	1,635,000	1,680,781
WEC Energy Group, Inc., 3.1%, 3/08/2022	847,000	881,855
		$9,362,926
Total Bonds (Identified Cost, $411,945,021)		$416,496,934
Investment Companies (h) – 6.4%
Money Market Funds – 6.4%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $26,685,157)	26,682,488	$ 26,685,157

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Underlying/ Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit CDX North America Investment Grade Index – September 2020 @ $100 (Premiums Paid, $110,370)	Put	Merrill Lynch International	$28,630,768	$28,300,000	$79,725
Other Assets, Less Liabilities – (5.3)%	(22,158,291)
Net Assets – 100.0%	$421,103,525

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,685,157 and $416,576,659, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $189,530,136, representing 45.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 Ltd., 2020-FL3, “B”, FLR, 3.935% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	$192,000	$192,600
MF1 Ltd., 2020-FL3, “C”, FLR, 4.685% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	274,500	275,529
Total Restricted Securities			$468,129
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	153	$33,786,703	September – 2020	$10,218
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/15/21	USD	38,000,000	centrally cleared	1.88%/Semi-annually	1.22% FLR (3-Month LIBOR)/Quarterly	$863,755	$—	$863,755
9/19/21	USD	23,300,000	centrally cleared	1.57%/Semi-annually	0.17% FLR (1-Month LIBOR)/Monthly	509,953	—	509,953
						$1,373,708	$—	$1,373,708
At June 30, 2020, the fund had liquid securities with an aggregate value of $553,171 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/20 Assets
Investments in unaffiliated issuers, at value (identified cost, $412,055,391)	$416,576,659
Investments in affiliated issuers, at value (identified cost, $26,685,157)	26,685,157
Receivables for
Net daily variation margin on open cleared swap agreements	8,411
Net daily variation margin on open futures contracts	2,373
Interest	2,490,801
Other assets	1,502
Total assets	$445,764,903
Liabilities
Payable to custodian	$110,370
Payables for
Investments purchased	18,892,006
Fund shares reacquired	351,573
When-issued investments purchased	5,205,431
Payable to affiliates
Investment adviser	8,946
Administrative services fee	378
Shareholder servicing costs	36
Distribution and/or service fees	1,490
Accrued expenses and other liabilities	91,148
Total liabilities	$24,661,378
Net assets	$421,103,525
Net assets consist of
Paid-in capital	$398,319,673
Total distributable earnings (loss)	22,783,852
Net assets	$421,103,525
Shares of beneficial interest outstanding	39,965,679
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$312,084,594	29,604,884	$10.54
Service Class	109,018,931	10,360,795	10.52
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/20
Net investment income (loss)
Income
Interest	$5,639,303
Dividends from affiliated issuers	36,446
Other	886
Total investment income	$5,676,635
Expenses
Management fee	$838,855
Distribution and/or service fees	132,237
Shareholder servicing costs	2,751
Administrative services fee	33,878
Independent Trustees' compensation	4,554
Custodian fee	12,692
Shareholder communications	17,075
Audit and tax fees	33,403
Legal fees	2,577
Miscellaneous	19,768
Total expenses	$1,097,790
Reduction of expenses by investment adviser	(22,586)
Net expenses	$1,075,204
Net investment income (loss)	$4,601,431
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,183,265
Affiliated issuers	3,403
Futures contracts	665,973
Swap agreements	213,780
Net realized gain (loss)	$2,066,421
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(769,119)
Affiliated issuers	9
Futures contracts	37,222
Swap agreements	1,021,824
Net unrealized gain (loss)	$289,936
Net realized and unrealized gain (loss)	$2,356,357
Change in net assets from operations	$6,957,788
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19
Change in net assets
From operations
Net investment income (loss)	$4,601,431	$12,947,816
Net realized gain (loss)	2,066,421	450,580
Net unrealized gain (loss)	289,936	10,243,310
Change in net assets from operations	$6,957,788	$23,641,706
Total distributions to shareholders	$—	$(12,198,184)
Change in net assets from fund share transactions	$(46,723,002)	$(28,281,631)
Total change in net assets	$(39,765,214)	$(16,838,109)
Net assets
At beginning of period	460,868,739	477,706,848
At end of period	$421,103,525	$460,868,739
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$10.34	$10.10	$10.18	$10.17	$10.14	$10.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.29	$0.23	$0.18	$0.15(c)	$0.12
Net realized and unrealized gain (loss)	0.08	0.23	(0.10)	(0.00)(w)	0.02	(0.07)
Total from investment operations	$0.20	$0.52	$0.13	$0.18	$0.17	$0.05
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.21)	$(0.17)	$(0.14)	$(0.14)
Net asset value, end of period (x)	$10.54	$10.34	$10.10	$10.18	$10.17	$10.14
Total return (%) (k)(r)(s)(x)	1.93(n)	5.19	1.28	1.73	1.68(c)	0.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46(a)	0.45	0.45	0.45	0.42(c)	0.45
Expenses after expense reductions (f)	0.45(a)	0.44	0.44	0.45	0.42(c)	0.44
Net investment income (loss)	2.25(a)	2.81	2.31	1.77	1.43(c)	1.13
Portfolio turnover	27(n)	39	62	54	30	26
Net assets at end of period (000 omitted)	$312,085	$343,507	$359,909	$434,320	$473,730	$520,750
Service Class	Six months ended	Year ended
	6/30/20 (unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$10.33	$10.09	$10.17	$10.16	$10.12	$10.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.26	$0.21	$0.16	$0.12(c)	$0.09
Net realized and unrealized gain (loss)	0.09	0.23	(0.11)	(0.01)	0.03	(0.06)
Total from investment operations	$0.19	$0.49	$0.10	$0.15	$0.15	$0.03
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.18)	$(0.14)	$(0.11)	$(0.11)
Net asset value, end of period (x)	$10.52	$10.33	$10.09	$10.17	$10.16	$10.12
Total return (%) (k)(r)(s)(x)	1.84(n)	4.90	0.99	1.45	1.48(c)	0.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.70	0.70	0.70	0.68(c)	0.70
Expenses after expense reductions (f)	0.70(a)	0.69	0.69	0.70	0.67(c)	0.69
Net investment income (loss)	2.01(a)	2.56	2.06	1.52	1.18(c)	0.88
Portfolio turnover	27(n)	39	62	54	30	26
Net assets at end of period (000 omitted)	$109,019	$117,362	$117,798	$142,696	$153,979	$172,581

See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Highlights - continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Limited Maturity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$52,474,440	$—	$52,474,440
Non - U.S. Sovereign Debt	—	2,937,338	—	2,937,338
Municipal Bonds	—	7,490,117	—	7,490,117
U.S. Corporate Bonds	—	135,596,643	—	135,596,643
Residential Mortgage-Backed Securities	—	15,022,516	—	15,022,516
Commercial Mortgage-Backed Securities	—	33,858,194	—	33,858,194
Asset-Backed Securities (including CDOs)	—	94,617,431	—	94,617,431
Foreign Bonds	—	74,579,980	—	74,579,980
Mutual Funds	26,685,157	—	—	26,685,157
Total	$26,685,157	$416,576,659	$—	$443,261,816
Other Financial Instruments
Futures Contracts – Assets	$10,218	$—	$—	$10,218
Swap Agreements – Assets	—	1,373,708	—	1,373,708
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2020 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$10,218
Interest Rate	Purchased Interest Rate Options	79,725
Interest Rate	Interest Rate Swaps	1,373,708
Total		$1,383,926
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund's Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the fund's Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund's Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$665,973	$213,780
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Unaffiliated Issuers (Purchased Options)
Interest Rate	$37,222	$1,021,824	$(30,645)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell debt securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$12,198,184
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/20
Cost of investments	$438,772,229
Gross appreciation	8,827,935
Gross depreciation	(4,338,348)
Net unrealized appreciation (depreciation)	$4,489,587
As of 12/31/19
Undistributed ordinary income	12,888,030
Capital loss carryforwards	(2,418,832)
Net unrealized appreciation (depreciation)	5,356,866
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(646,654)
Long-Term	(1,772,178)
Total	$(2,418,832)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$9,355,557
Service Class	—	2,842,627
Total	$—	$12,198,184
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $22,586, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $2,633, which equated to 0.0013% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $118.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0161% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2020, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$34,310,243	$38,413,369
Non-U.S. Government securities	80,800,746	112,327,695

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,464,708	$15,349,961	1,861,837	$19,155,293
Service Class	1,072,061	11,258,924	1,130,805	11,633,874
	2,536,769	$26,608,885	2,992,642	$30,789,167
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	910,960	$9,355,557
Service Class	—	—	276,789	2,842,627
	—	$—	1,187,749	$12,198,184
Shares reacquired
Initial Class	(5,084,396)	$(52,214,110)	(5,185,694)	$(53,476,536)
Service Class	(2,069,329)	(21,117,777)	(1,724,145)	(17,792,446)
	(7,153,725)	$(73,331,887)	(6,909,839)	$(71,268,982)
Net change
Initial Class	(3,619,688)	$(36,864,149)	(2,412,897)	$(24,965,686)
Service Class	(997,268)	(9,858,853)	(316,551)	(3,315,945)
	(4,616,956)	$(46,723,002)	(2,729,448)	$(28,281,631)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 13%, 12%, and 2%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $1,132 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,138,857	$119,594,372	$98,051,484	$3,403	$9	$26,685,157

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$36,446	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.

MFS Limited Maturity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

MFS Limited Maturity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report

June 30, 2020

MFS® Mid Cap Value Portfolio

MFS® Variable Insurance Trust III

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VMC-SEM

MFS® Mid Cap Value Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Value Portfolio

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Mid Cap Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
NASDAQ, Inc.	1.5%
Stanley Black & Decker, Inc.	1.2%
L3Harris Technologies, Inc.	1.2%
Marvell Technology Group Ltd.	1.2%
Eversource Energy	1.2%
Kansas City Southern Co.	1.2%
Arthur J. Gallagher & Co.	1.2%
CMS Energy Corp.	1.1%
Eastman Chemical Co.	1.1%
Apollo Global Management, Inc.	1.1%

GICS equity sectors (g)
Financials	19.5%
Industrials	14.5%
Information Technology	10.7%
Utilities	9.5%
Consumer Discretionary	8.1%
Materials	7.9%
Consumer Staples	7.7%
Health Care	7.6%
Real Estate	6.9%
Energy	4.3%
Communication Services	1.3%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.81%	$1,000.00	$827.23	$3.68
	Hypothetical (h)	0.81%	$1,000.00	$1,020.84	$4.07
Service Class	Actual	1.06%	$1,000.00	$826.59	$4.81
	Hypothetical (h)	1.06%	$1,000.00	$1,019.59	$5.32

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.0%
Aerospace – 2.6%
Huntington Ingalls Industries, Inc.	7,620	$1,329,614
L3Harris Technologies, Inc.	21,083	3,577,153
Leidos Holdings, Inc.	31,884	2,986,574

		$7,893,341

Airlines – 0.6%
Alaska Air Group, Inc.	29,246	$1,060,460
Delta Air Lines, Inc.	27,550	772,777

		$1,833,237

Alcoholic Beverages – 0.2%
Molson Coors Beverage Co.	20,932	$719,224

Apparel Manufacturers – 0.9%
PVH Corp.	19,842	$953,408
Skechers USA, Inc., “A” (a)	53,950	1,692,951

		$2,646,359

Automotive – 1.4%
Lear Corp.	17,164	$1,871,219
LKQ Corp. (a)	84,796	2,221,655

		$4,092,874

Brokerage & Asset Managers – 3.7%
Apollo Global Management, Inc.	64,016	$3,195,679
E*TRADE Financial Corp.	27,191	1,352,208
NASDAQ, Inc.	36,426	4,351,814
Raymond James Financial, Inc.	29,642	2,040,259

		$10,939,960

Business Services – 1.7%
Amdocs Ltd.	48,804	$2,971,187
Global Payments, Inc.	12,614	2,139,587

		$5,110,774

Cable TV – 0.6%
Liberty Broadband Corp. (a)	13,244	$1,641,726

Chemicals – 3.1%
Celanese Corp.	18,720	$1,616,285
Eastman Chemical Co.	46,102	3,210,543
FMC Corp.	29,422	2,931,020
PPG Industries, Inc.	13,004	1,379,204

		$9,137,052

Computer Software – 0.4%
Change Healthcare, Inc. (a)	113,948	$1,276,218

Computer Software – Systems – 1.4%
Verint Systems, Inc. (a)	31,690	$1,431,754
Zebra Technologies Corp., “A” (a)	11,197	2,865,872

		$4,297,626

Construction – 5.8%
Fortune Brands Home & Security, Inc.	26,804	$1,713,580
Masco Corp.	57,774	2,900,833

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – continued
Mid-America Apartment Communities, Inc., REIT	24,755	$2,838,656
Stanley Black & Decker, Inc.	25,672	3,578,163
Toll Brothers, Inc.	76,890	2,505,845
Vulcan Materials Co.	15,361	1,779,572
Whirlpool Corp.	16,459	2,131,934

		$17,448,583

Consumer Products – 1.8%
Energizer Holdings, Inc.	42,383	$2,012,769
Newell Brands, Inc.	96,075	1,525,671
Reynolds Consumer Products, Inc.	55,433	1,925,742

		$5,464,182

Consumer Services – 0.5%
Grand Canyon Education, Inc. (a)	16,725	$1,514,114

Containers – 2.8%
Berry Global Group, Inc. (a)	40,066	$1,775,725
Graphic Packaging Holding Co.	168,116	2,351,943
Owens Corning	41,371	2,306,847
WestRock Co.	63,539	1,795,612

		$8,230,127

Electrical Equipment – 2.0%
HD Supply Holdings, Inc. (a)	83,437	$2,891,092
Sensata Technologies Holding PLC (a)	41,008	1,526,728
TE Connectivity Ltd.	20,290	1,654,649

		$6,072,469

Electronics – 4.2%
Analog Devices, Inc.	20,255	$2,484,073
Corning, Inc.	59,212	1,533,591
Marvell Technology Group Ltd.	101,371	3,554,067
Maxim Integrated Products, Inc.	42,742	2,590,593
NXP Semiconductors N.V.	20,281	2,312,845

		$12,475,169

Energy – Independent – 3.0%
Cabot Oil & Gas Corp.	91,844	$1,577,880
Diamondback Energy, Inc.	10,704	447,641
Hess Corp.	37,205	1,927,591
Pioneer Natural Resources Co.	21,588	2,109,148
Valero Energy Corp.	28,259	1,662,194
WPX Energy, Inc. (a)	171,170	1,092,065

		$8,816,519

Engineering – Construction – 1.7%
KBR, Inc.	128,303	$2,893,233
Quanta Services, Inc.	52,013	2,040,470

		$4,933,703

Entertainment – 0.1%
Six Flags Entertainment Corp.	22,967	$441,196

4

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Beverages – 4.2%
Archer Daniels Midland Co.	65,477	$2,612,532
Coca-Cola European Partners PLC	49,740	1,878,182
Ingredion, Inc.	22,745	1,887,835
J.M. Smucker Co.	19,690	2,083,399
Kellogg Co.	32,204	2,127,396
Lamb Weston Holdings, Inc.	8,651	553,059
Sanderson Farms, Inc.	11,335	1,313,613

		$12,456,016

Food & Drug Stores – 1.4%
Albertsons Cos., Inc., “A” (a)	94,591	$1,491,700
Kroger Co.	81,912	2,772,721

		$4,264,421

Gaming & Lodging – 0.4%
Wyndham Hotels & Resorts, Inc.	29,292	$1,248,425

General Merchandise – 0.5%
Dollar Tree, Inc. (a)	16,043	$1,486,865

Insurance – 7.9%
Arthur J. Gallagher & Co.	35,637	$3,474,251
Assurant, Inc.	24,453	2,525,751
Athene Holding Ltd. (a)	52,359	1,633,077
Cincinnati Financial Corp.	34,770	2,226,323
Equitable Holdings, Inc.	129,442	2,496,936
Everest Re Group Ltd.	12,016	2,477,699
Hanover Insurance Group, Inc.	11,557	1,171,071
Hartford Financial Services Group, Inc.	74,914	2,887,935
Reinsurance Group of America, Inc.	21,307	1,671,321
Willis Towers Watson PLC	15,241	3,001,715

		$23,566,079

Leisure & Toys – 1.6%
Brunswick Corp.	37,931	$2,427,963
Electronic Arts, Inc. (a)	16,448	2,171,959
Mattel, Inc. (a)	31,582	305,398

		$4,905,320

Machinery & Tools – 3.5%
AGCO Corp.	38,858	$2,155,065
Eaton Corp. PLC	35,408	3,097,492
Ingersoll Rand, Inc. (a)	48,200	1,355,384
ITT, Inc.	32,491	1,908,521
Regal Beloit Corp.	21,642	1,889,779

		$10,406,241

Major Banks – 1.8%
Comerica, Inc.	36,106	$1,375,639
KeyCorp	163,170	1,987,411
State Street Corp.	30,088	1,912,092

		$5,275,142

Medical & Health Technology & Services – 4.3%
AmerisourceBergen Corp.	19,228	$1,937,606
Laboratory Corp. of America Holdings (a)	12,386	2,057,439
PRA Health Sciences, Inc. (a)	24,246	2,358,893
Premier, Inc., “A” (a)	56,061	1,921,771

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – continued
Quest Diagnostics, Inc.	21,620	$2,463,815
Universal Health Services, Inc.	21,989	2,042,558

		$12,782,082

Medical Equipment – 2.2%
Boston Scientific Corp. (a)	41,578	$1,459,804
PerkinElmer, Inc.	18,342	1,799,167
Zimmer Biomet Holdings, Inc.	26,495	3,162,443

		$6,421,414

Natural Gas – Distribution – 1.8%
Atmos Energy Corp.	15,499	$1,543,390
NiSource, Inc.	67,831	1,542,477
Sempra Energy	19,448	2,279,889

		$5,365,756

Natural Gas – Pipeline – 0.9%
Equitrans Midstream Corp.	61,070	$507,492
Plains GP Holdings LP	153,571	1,366,782
Targa Resources Corp.	44,216	887,415

		$2,761,689

Network & Telecom – 0.8%
Motorola Solutions, Inc.	17,695	$2,479,600

Oil Services – 0.7%
Halliburton Co.	70,431	$914,195
NOW, Inc. (a)	77,802	671,431
Patterson-UTI Energy, Inc.	112,226	389,424

		$1,975,050

Other Banks & Diversified Financials – 5.9%
Discover Financial Services	35,859	$1,796,177
Element Fleet Management Corp.	182,610	1,362,581
M&T Bank Corp.	15,238	1,584,295
Northern Trust Corp.	29,919	2,373,774
Prosperity Bancshares, Inc.	24,380	1,447,684
Signature Bank	22,656	2,422,380
SLM Corp.	107,612	756,512
SVB Financial Group (a)	8,812	1,899,250
Truist Financial Corp.	69,049	2,592,790
Wintrust Financial Corp.	30,244	1,319,243

		$17,554,686

Pharmaceuticals – 0.8%
Elanco Animal Health, Inc. (a)	66,506	$1,426,553
Mylan N.V. (a)	51,959	835,501

		$2,262,054

Pollution Control – 0.6%
Republic Services, Inc.	22,535	$1,848,997

Railroad & Shipping – 1.2%
Kansas City Southern Co.	23,295	$3,477,711

Real Estate – 6.2%
Annaly Mortgage Management, Inc., REIT	109,836	$720,524
Brixmor Property Group, Inc., REIT	121,475	1,557,309
EPR Properties, REIT	27,450	909,419

5

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
Host Hotels & Resorts, Inc., REIT	61,472	$663,283
Life Storage, Inc., REIT	32,854	3,119,487
Medical Properties Trust, Inc., REIT	124,919	2,348,477
Spirit Realty Capital, Inc., REIT	36,752	1,281,175
Sun Communities, Inc., REIT	22,133	3,003,005
VICI Properties, Inc., REIT	122,338	2,470,004
W.P. Carey, Inc., REIT	37,724	2,552,029

		$18,624,712

Restaurants – 0.5%
Wendy’s Co.	72,310	$1,574,912

Specialty Chemicals – 2.8%
Axalta Coating Systems Ltd. (a)	95,905	$2,162,658
Corteva, Inc.	78,998	2,116,356
DuPont de Nemours, Inc.	45,719	2,429,051
Univar Solutions, Inc. (a)	100,683	1,697,515

		$8,405,580

Specialty Stores – 1.3%
BJ’s Wholesale Club Holdings, Inc. (a)	43,585	$1,624,413
Tractor Supply Co.	11,391	1,501,220
Urban Outfitters, Inc. (a)	47,999	730,545

		$3,856,178

Trucking – 0.5%
Knight-Swift Transportation Holdings, Inc.	36,618	$1,527,337

Utilities – Electric Power – 7.7%
AES Corp.	152,078	$2,203,610
CenterPoint Energy, Inc.	86,217	1,609,671
CenterPoint Energy, Inc. (a)(n)	52,704	983,984
CMS Energy Corp.	56,626	3,308,091
Edison International	21,801	1,184,012
Eversource Energy	42,200	3,513,994
FirstEnergy Corp.	51,877	2,011,790
PG&E Corp. (a)	216,965	1,924,480
Pinnacle West Capital Corp.	42,824	3,138,571
Public Service Enterprise Group, Inc.	63,823	3,137,539

		$23,015,742

Total Common Stocks (Identified Cost, $249,978,036)		$292,526,462

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $7,997,750)	7,996,950	$7,997,750

OTHER ASSETS, LESS LIABILITIES – (0.7)%		(2,098,838)

NET ASSETS – 100.0%		$298,425,374

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $7,997,750 and $292,526,462, respectively.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $983,984, representing 0.3% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value (identified cost, $249,978,036)	$292,526,462
Investments in affiliated issuers, at value (identified cost, $7,997,750)	7,997,750
Cash	25,215
Receivables for
Fund shares sold	128,175
Interest and dividends	498,030
Other assets	1,262
Total assets	$301,176,894

Liabilities
Payables for
Investments purchased	$1,972,890
Fund shares reacquired	701,338
Payable to affiliates
Investment adviser	11,783
Administrative services fee	280
Shareholder servicing costs	88
Distribution and/or service fees	875
Accrued expenses and other liabilities	64,266
Total liabilities	$2,751,520
Net assets	$298,425,374

Net assets consist of
Paid-in capital	$241,309,092
Total distributable earnings (loss)	57,116,282
Net assets	$298,425,374
Shares of beneficial interest outstanding	41,390,891

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$232,791,247	32,206,551	$7.23
Service Class	65,634,127	9,184,340	7.15

See Notes to Financial Statements

7

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Dividends	$3,425,659
Dividends from affiliated issuers	19,532
Other	13,553
Income on securities loaned	11,703
Foreign taxes withheld	(3,916)
Total investment income	$3,466,531
Expenses
Management fee	$1,115,472
Distribution and/or service fees	80,877
Shareholder servicing costs	7,144
Administrative services fee	25,584
Independent Trustees’ compensation	4,459
Custodian fee	8,212
Shareholder communications	8,687
Audit and tax fees	28,463
Legal fees	1,602
Miscellaneous	14,420
Total expenses	$1,294,920
Reduction of expenses by investment adviser	(16,048)
Net expenses	$1,278,872
Net investment income (loss)	$2,187,659

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,027,912)
Affiliated issuers	352
Foreign currency	(752)
Net realized gain (loss)	$(3,028,312)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(50,094,351)
Translation of assets and liabilities in foreign currencies	28
Net unrealized gain (loss)	$(50,094,323)
Net realized and unrealized gain (loss)	$(53,122,635)
Change in net assets from operations	$(50,934,976)

See Notes to Financial Statements

8

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$2,187,659	$3,791,934
Net realized gain (loss)	(3,028,312)	13,250,692
Net unrealized gain (loss)	(50,094,323)	64,174,385
Change in net assets from operations	$(50,934,976)	$81,217,011
Total distributions to shareholders	$—	$(28,645,592)
Change in net assets from fund share transactions	$13,511,152	$17,222,164
Total change in net assets	$(37,423,824)	$69,793,583

Net assets
At beginning of period	335,849,198	266,055,615
At end of period	$298,425,374	$335,849,198

See Notes to Financial Statements

9

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$8.74		$7.42	$9.01	$8.29	$7.84		$9.80

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.11	$0.10	$0.07	$0.10	(c)	$0.08
Net realized and unrealized gain (loss)	(1.57)		2.09	(1.03)	1.03	1.12		(0.37)
Total from investment operations	$(1.51)		$2.20	$(0.93)	$1.10	$1.22		$(0.29)

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.08)	$(0.11)	$(0.07)		$(0.10)
From net realized gain	—		(0.76)	(0.58)	(0.27)	(0.70)		(1.57)
Total distributions declared to shareholders	$—		$(0.88)	$(0.66)	$(0.38)	$(0.77)		$(1.67)
Net asset value, end of period (x)	$7.23		$8.74	$7.42	$9.01	$8.29		$7.84
Total return (%) (k)(r)(s)(x)	(17.28	)(n)	31.12	(11.45)	13.67	15.98	(c)	(2.33)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.81	0.81	0.81	0.77	(c)	0.82
Expenses after expense reductions (f)	0.81	(a)	0.80	0.80	0.81	0.76	(c)	0.81
Net investment income (loss)	1.53	(a)	1.31	1.13	0.82	1.31	(c)	0.82
Portfolio turnover	20	(n)	30	32	36	32		51
Net assets at end of period (000 omitted)	$232,791		$261,832	$210,218	$268,291	$271,001		$274,753

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$8.65		$7.35	$8.93	$8.22	$7.78		$9.74

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.09	$0.08	$0.05	$0.08	(c)	$0.06
Net realized and unrealized gain (loss)	(1.55)		2.06	(1.02)	1.02	1.12		(0.38)
Total from investment operations	$(1.50)		$2.15	$(0.94)	$1.07	$1.20		$(0.32)

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.06)	$(0.09)	$(0.06)		$(0.07)
From net realized gain	—		(0.76)	(0.58)	(0.27)	(0.70)		(1.57)
Total distributions declared to shareholders	$—		$(0.85)	$(0.64)	$(0.36)	$(0.76)		$(1.64)
Net asset value, end of period (x)	$7.15		$8.65	$7.35	$8.93	$8.22		$7.78
Total return (%) (k)(r)(s)(x)	(17.34	)(n)	30.71	(11.61)	13.41	15.76	(c)	(2.66)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.06	1.06	1.06	1.02	(c)	1.07
Expenses after expense reductions (f)	1.06	(a)	1.05	1.05	1.05	1.01	(c)	1.06
Net investment income (loss)	1.28	(a)	1.06	0.86	0.59	1.06	(c)	0.62
Portfolio turnover	20	(n)	30	32	36	32		51
Net assets at end of period (000 omitted)	$65,634		$74,018	$55,837	$85,643	$59,545		$55,100
See Notes to Financial Statements

10

MFS Mid Cap Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Mid Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the

12

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$285,988,870	$983,984	$—	$286,972,854
Netherlands	2,312,845	—	—	2,312,845
United Kingdom	1,878,182	—	—	1,878,182
Canada	1,362,581	—	—	1,362,581
Mutual Funds	7,997,750	—	—	7,997,750
Total	$299,540,228	$983,984	$—	$300,524,212

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

13

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/19
Ordinary income (including any short-term capital gains)	$5,670,312
Long-term capital gains	22,975,280
Total distributions	$28,645,592

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$260,315,838
Gross appreciation	59,395,989
Gross depreciation	(19,187,615)
Net unrealized appreciation (depreciation)	$40,208,374

As of 12/31/19

Undistributed ordinary income	6,024,139
Undistributed long-term capital gain	11,044,012
Other temporary differences	(85)
Net unrealized appreciation (depreciation)	90,983,192

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$22,502,110
Service Class	—	6,143,482
Total	$—	$28,645,592

14

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $16,048, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Effective August 1, 2020, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $6,674, which equated to 0.0045% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $470.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0172% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $451,560. The sales transactions resulted in net realized gains (losses) of $65,247.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $13,553, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $71,084,936 and $59,772,939, respectively.

15

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	5,954,712	$37,234,817	5,000,384	$40,867,519
Service Class	1,550,990	9,759,263	1,262,425	10,332,654
	7,505,702	$46,994,080	6,262,809	$51,200,173

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,918,562	$22,502,110
Service Class	—	—	804,121	6,143,482
	—	$—	3,722,683	$28,645,592

Shares reacquired
Initial Class	(3,710,115)	$(26,788,438)	(6,280,151)	$(53,313,116)
Service Class	(923,911)	(6,694,490)	(1,108,297)	(9,310,485)
	(4,634,026)	$(33,482,928)	(7,388,448)	$(62,623,601)

Net change
Initial Class	2,244,597	$10,446,379	1,638,795	$10,056,513
Service Class	627,079	3,064,773	958,249	7,165,651
	2,871,676	$13,511,152	2,597,044	$17,222,164

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 31%, 10%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $807 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,410,369	$62,062,573	$55,475,544	$352	$—	$7,997,750

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$19,532	$—

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

16

MFS Mid Cap Value Portfolio

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

17

MFS Mid Cap Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit3 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

Semiannual Report

June 30, 2020

MFS® Moderate Allocation Portfolio

MFS® Variable Insurance Trust III

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VMA-SEM

MFS® Moderate Allocation Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Moderate Allocation Portfolio

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Moderate Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Series	11.9%
MFS Government Securities Portfolio	9.9%
MFS Value Series	9.1%
MFS Growth Series	9.0%
MFS Research Series	8.0%
MFS Mid Cap Growth Series	7.1%
MFS Mid Cap Value Portfolio	7.1%
MFS Research International Portfolio	6.9%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Governments Portfolio	5.0%
MFS High Yield Portfolio	4.9%
MFS Limited Maturity Portfolio	4.0%
MFS Global Real Estate Portfolio	3.0%
MFS International Intrinsic Value Portfolio	3.0%
MFS International Growth Portfolio	3.0%
MFS New Discovery Value Portfolio	1.5%
MFS New Discovery Series	1.5%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the fund’s Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

MFS Moderate Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.02%	$1,000.00	$996.22	$0.10
	Hypothetical (h)	0.02%	$1,000.00	$1,024.76	$0.10
Service Class	Actual	0.27%	$1,000.00	$995.46	$1.34
	Hypothetical (h)	0.27%	$1,000.00	$1,023.52	$1.36

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Moderate Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 100.0%
Bond Funds – 40.7%
MFS Global Governments Portfolio – Initial Class	5,836,637	$65,778,900
MFS Government Securities Portfolio – Initial Class	9,983,928	131,688,014
MFS High Yield Portfolio – Initial Class	11,847,301	65,278,626
MFS Inflation-Adjusted Bond Portfolio – Initial Class	5,818,603	65,866,583
MFS Limited Maturity Portfolio – Initial Class	4,997,329	52,671,845
MFS Total Return Bond Series – Initial Class	11,255,070	158,021,187

		$539,305,155

International Stock Funds – 12.9%
MFS International Growth Portfolio – Initial Class	2,912,646	$39,582,853
MFS International Intrinsic Value Portfolio – Initial Class	1,318,795	39,788,060
MFS Research International Portfolio – Initial Class	5,817,818	92,212,420

		$171,583,333

Specialty Funds – 3.0%
MFS Global Real Estate Portfolio – Initial Class	2,882,017	$39,887,121

U.S. Stock Funds – 43.3%
MFS Growth Series – Initial Class	1,833,444	$119,815,580
MFS Mid Cap Growth Series – Initial Class	8,896,890	94,040,127
MFS Mid Cap Value Portfolio – Initial Class	12,980,874	93,851,718

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – continued
U.S. Stock Funds – continued
MFS New Discovery Series – Initial Class	943,638	$20,127,785
MFS New Discovery Value Portfolio – Initial Class	2,705,415	20,182,394
MFS Research Series – Initial Class	3,707,596	106,482,166
MFS Value Series – Initial Class	6,606,113	120,033,080

		$574,532,850

Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.17% (v)	1,550,666	$1,550,821

Total Investment Companies (Identified Cost, $1,097,788,943)		$1,326,859,280

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(97,488)

NET ASSETS – 100.0%		$1,326,761,792

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $1,326,859,280.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

4

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in affiliated issuers, at value (identified cost, $1,097,788,943)	$1,326,859,280
Receivables for
Investments sold	700,104
Fund shares sold	1,639
Other assets	4,046
Total assets	$1,327,565,069

Liabilities
Payables for
Investments purchased	$5,925
Fund shares reacquired	700,104
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	120
Distribution and/or service fees	17,861
Accrued expenses and other liabilities	79,171
Total liabilities	$803,277
Net assets	$1,326,761,792

Net assets consist of
Paid-in capital	$977,585,697
Total distributable earnings (loss)	349,176,095
Net assets	$1,326,761,792
Shares of beneficial interest outstanding	100,845,816

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$6,309,416	478,704	$13.18
Service Class	1,320,452,376	100,367,112	13.16

See Notes to Financial Statements

5

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Dividends from affiliated issuers	$7,582
Expenses
Distribution and/or service fees	$1,639,173
Shareholder servicing costs	9,032
Administrative services fee	8,701
Independent Trustees’ compensation	11,872
Custodian fee	11,615
Shareholder communications	13,477
Audit and tax fees	20,213
Legal fees	7,793
Miscellaneous	18,887
Total expenses	$1,740,763
Net investment income (loss)	$(1,733,181)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$15,163,829
Change in unrealized appreciation or depreciation
Affiliated issuers	$(22,780,522)
Net realized and unrealized gain (loss)	$(7,616,693)
Change in net assets from operations	$(9,349,874)

See Notes to Financial Statements

6

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$(1,733,181)	$28,284,114
Net realized gain (loss)	15,163,829	83,496,068
Net unrealized gain (loss)	(22,780,522)	170,337,950
Change in net assets from operations	$(9,349,874)	$282,118,132
Total distributions to shareholders	$—	$(129,684,645)
Change in net assets from fund share transactions	$(85,325,201)	$(101,203,589)
Total change in net assets	$(94,675,075)	$51,229,898

Net assets
At beginning of period	1,421,436,867	1,370,206,969
At end of period	$1,326,761,792	$1,421,436,867

See Notes to Financial Statements

7

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$13.23		$11.95	$13.33	$12.25	$12.48		$13.34

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.30	$0.30	$0.26	$0.24	(c)	$0.29
Net realized and unrealized gain (loss)	(0.05)		2.28	(0.74)	1.60	0.55		(0.27)
Total from investment operations	$(0.05)		$2.58	$(0.44)	$1.86	$0.79		$0.02

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.29)	$(0.28)	$(0.37)		$(0.55)
From net realized gain	—		(0.95)	(0.65)	(0.50)	(0.65)		(0.33)
Total distributions declared to shareholders	$—		$(1.30)	$(0.94)	$(0.78)	$(1.02)		$(0.88)
Net asset value, end of period (x)	$13.18		$13.23	$11.95	$13.33	$12.25		$12.48
Total return (%) (k)(s)(x)	(0.38	)(n)	22.23	(3.85)	15.52	6.16	(c)	0.35

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.02	(a)	0.01	0.01	0.01	0.02	(c)	0.01
Expenses after expense reductions (f)(h)	N/A		N/A	N/A	N/A	N/A		N/A
Net investment income (loss) (l)	(0.01	)(a)	2.28	2.29	1.98	1.95	(c)	2.16
Portfolio turnover	7	(n)	1	1	0 (b)	0	(b)	1
Net assets at end of period (000 omitted)	$6,309		$6,448	$5,333	$6,053	$5,460		$5,509

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$13.22		$11.94	$13.32	$12.24	$12.47		$13.32

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.26	$0.27	$0.22	$0.21	(c)	$0.22
Net realized and unrealized gain (loss)	(0.04)		2.28	(0.75)	1.60	0.54		(0.23)
Total from investment operations	$(0.06)		$2.54	$(0.48)	$1.82	$0.75		$(0.01)

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.25)	$(0.24)	$(0.33)		$(0.51)
From net realized gain	—		(0.95)	(0.65)	(0.50)	(0.65)		(0.33)
Total distributions declared to shareholders	$—		$(1.26)	$(0.90)	$(0.74)	$(0.98)		$(0.84)
Net asset value, end of period (x)	$13.16		$13.22	$11.94	$13.32	$12.24		$12.47
Total return (%) (k)(s)(x)	(0.45	)(n)	21.90	(4.13)	15.23	5.87	(c)	0.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	(a)	0.26	0.26	0.26	0.27	(c)	0.26
Expenses after expense reductions (f)(h)	N/A		N/A	N/A	N/A	N/A		N/A
Net investment income (loss) (l)	(0.26	)(a)	1.98	2.02	1.66	1.71	(c)	1.69
Portfolio turnover	7	(n)	1	1	0 (b)	0	(b)	1
Net assets at end of period (000 omitted)	$1,320,452		$1,414,989	$1,364,874	$1,686,004	$1,721,397		$1,837,130

See Notes to Financial Statements

8

MFS Moderate Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(b)	Less than 0.5%.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Moderate Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Moderate Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ shareholder reports are not covered by this report.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or

10

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,326,859,280	$—	$—	$1,326,859,280

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

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MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$31,668,625
Long-term capital gains	98,016,020
Total distributions	$129,684,645

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$1,103,851,098
Gross appreciation	231,570,846
Gross depreciation	(8,562,664)
Net unrealized appreciation (depreciation)	$223,008,182

As of 12/31/19

Undistributed ordinary income	31,751,073
Undistributed long-term capital gain	80,986,192
Net unrealized appreciation (depreciation)	245,788,704

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

12

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$563,100
Service Class	—	129,121,545
Total	$—	$129,684,645

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $8,970, which equated to 0.0014% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $62.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0013% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $86,528,853 and $173,556,241, respectively.

13

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	9,992	$129,846	27,059	$351,818
Service Class	493,074	5,424,180	133,868	1,765,070
	503,066	$5,554,026	160,927	$2,116,888
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	45,048	$563,100
Service Class	—	—	10,329,723	129,121,545
	—	$—	10,374,771	$129,684,645

Shares reacquired
Initial Class	(18,602)	$(243,294)	(30,872)	$(397,056)
Service Class	(7,122,624)	(90,635,933)	(17,736,864)	(232,608,066)
	(7,141,226)	$(90,879,227)	(17,767,736)	$(233,005,122)

Net change
Initial Class	(8,610)	$(113,448)	41,235	$517,862
Service Class	(6,629,550)	(85,211,753)	(7,273,273)	(101,721,451)
	(6,638,160)	$(85,325,201)	(7,232,038)	$(101,203,589)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $3,488 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$69,188,179	$5,778,640	$12,403,707	$(234,717)	$3,450,505	$65,778,900
MFS Global Real Estate Portfolio	42,213,211	3,697,305	1,353,064	280,063	(4,950,394)	39,887,121
MFS Government Securities Portfolio	139,648,867	13,990,847	29,559,414	(1,449,004)	9,056,718	131,688,014
MFS Growth Series	129,207,879	639,062	22,167,695	10,698,651	1,437,683	119,815,580
MFS High Yield Portfolio	71,116,166	1,209,424	4,524,777	(605,289)	(1,916,898)	65,278,626
MFS Inflation-Adjusted Bond Portfolio	69,697,879	1,387,552	8,003,893	(80,708)	2,865,753	65,866,583
MFS Institutional Money Market Portfolio	1,570,637	1,658,059	1,677,975	(55)	155	1,550,821
MFS International Growth Portfolio	43,028,167	1,855,001	3,571,487	289,232	(2,018,060)	39,582,853
MFS International Intrinsic Value Portfolio	42,910,215	799,832	4,163,219	1,432,122	(1,190,890)	39,788,060
MFS Limited Maturity Portfolio	56,322,769	1,248,482	5,707,982	(126,722)	935,298	52,671,845
MFS Mid Cap Growth Series	100,114,910	4,650,752	17,612,923	2,940,211	3,947,177	94,040,127
MFS Mid Cap Value Portfolio	100,501,786	16,391,410	8,520,740	(1,623,406)	(12,897,332)	93,851,718
MFS New Discovery Series	21,505,233	2,147,927	5,184,848	797,470	862,003	20,127,785
MFS New Discovery Value Portfolio	21,487,891	4,138,146	1,933,218	(533,201)	(2,977,224)	20,182,394
MFS Research International Portfolio	100,432,483	5,800,692	8,363,138	1,157,606	(6,815,223)	92,212,420
MFS Research Series	114,795,342	6,388,220	13,009,472	1,684,551	(3,376,475)	106,482,166
MFS Total Return Bond Series	168,792,734	3,678,757	20,805,673	(201,878)	6,557,247	158,021,187
MFS Value Series	128,988,929	12,726,803	6,670,990	738,903	(15,750,565)	120,033,080
	$1,421,523,277	$88,186,911	$175,234,215	$15,163,829	$(22,780,522)	$1,326,859,280

14

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	—	—
MFS Government Securities Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	7,582	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$7,582	$—

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

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MFS Moderate Allocation Portfolio

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

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MFS Moderate Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit3 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report

June 30, 2020

MFS® New Discovery Value Portfolio

MFS® Variable Insurance Trust III

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the insurance company that offers your contract may determine that it will no longer send you paper copies of the fund’s annual and semiannual shareholder reports unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site (insurancefunds.mfs.com or other Web site of which you will be notified), and the insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company or financial intermediary.

If you already elected to receive shareholder reports by email, you will not be affected by this change and you need not take any action. If your insurance company or financial intermediary offers electronic delivery, you may elect to receive shareholder reports and other communications from the insurance company or financial intermediary by email by following the instructions provided by the insurance company or financial intermediary.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge from the insurance company or financial intermediary. You can inform the insurance company or financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your insurance company or financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your insurance company or financial intermediary.

VDV-SEM

MFS® New Discovery Value Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Value Portfolio

LETTER FROM THE EXECUTIVE CHAIR

Dear Contract Owners:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS New Discovery Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
KBR, Inc.	2.2%
Graphic Packaging Holding Co.	2.0%
Quanta Services, Inc.	1.7%
Schneider National, Inc.	1.6%
PAE, Inc.	1.6%
Lakeland Financial Corp.	1.6%
Plexus Corp.	1.5%
Element Solutions, Inc.	1.5%
Univar Solutions, Inc.	1.4%
LKQ Corp.	1.4%

GICS equity sectors (g)
Financials	22.1%
Industrials	18.5%
Consumer Discretionary	12.1%
Information Technology	9.2%
Real Estate	9.2%
Materials	8.8%
Utilities	5.4%
Energy	4.4%
Consumer Staples	4.3%
Health Care	3.2%
Communication Services	0.7%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2020 through June 30, 2020

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
Initial Class	Actual	0.88%	$1,000.00	$799.57	$3.94
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42
Service Class	Actual	1.13%	$1,000.00	$797.84	$5.05
	Hypothetical (h)	1.13%	$1,000.00	$1,019.24	$5.67

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

MFS New Discovery Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 97.9%
Aerospace – 2.5%
CACI International, Inc., “A” (a)	1,939	$420,530
PAE, Inc. (a)	77,818	743,940

		$1,164,470

Apparel Manufacturers – 1.4%
PVH Corp.	5,449	$261,824
Skechers USA, Inc., “A” (a)	13,146	412,522

		$674,346

Automotive – 3.1%
LKQ Corp. (a)	25,455	$666,921
Methode Electronics, Inc.	9,855	308,067
Stoneridge, Inc. (a)	9,150	189,039
Visteon Corp. (a)	4,105	281,193

		$1,445,220

Business Services – 1.5%
BrightView Holdings, Inc. (a)	20,946	$234,595
Stamps.com, Inc. (a)	1,205	221,346
WNS (Holdings) Ltd., ADR (a)	4,467	245,596

		$701,537

Chemicals – 1.5%
Element Solutions, Inc. (a)	64,485	$699,662

Computer Software – 0.9%
8x8, Inc. (a)	26,236	$419,776

Computer Software – Systems – 1.2%
Verint Systems, Inc. (a)	12,409	$560,639

Construction – 2.0%
GMS, Inc. (a)	12,847	$315,908
Toll Brothers, Inc.	18,379	598,971

		$914,879

Consumer Products – 2.5%
Energizer Holdings, Inc.	9,420	$447,356
Newell Brands, Inc.	20,613	327,335
Prestige Brands Holdings, Inc. (a)	10,531	395,544

		$1,170,235

Consumer Services – 1.6%
Grand Canyon Education, Inc. (a)	5,751	$520,638
Regis Corp. (a)	27,410	224,214

		$744,852

Containers – 5.1%
Berry Global Group, Inc. (a)	14,213	$629,920
Graphic Packaging Holding Co.	66,401	928,950
Owens Corning	7,553	421,155
Silgan Holdings, Inc.	12,673	410,479

		$2,390,504

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – 3.6%
HD Supply Holdings, Inc. (a)	14,292	$495,218
Littlefuse, Inc.	2,176	371,291
TriMas Corp. (a)	19,817	474,617
WESCO International, Inc. (a)	10,320	362,335

		$1,703,461

Electronics – 2.0%
nLIGHT, Inc. (a)	11,309	$251,738
Plexus Corp. (a)	10,044	708,705

		$960,443

Energy – Independent – 2.9%
Magnolia Oil & Gas Corp., “A” (a)	56,833	$344,408
Parsley Energy, Inc., “A”	55,018	587,592
WPX Energy, Inc. (a)	69,969	446,402

		$1,378,402

Engineering – Construction – 4.6%
Construction Partners, Inc., “A” (a)	19,647	$348,931
KBR, Inc.	46,127	1,040,164
Quanta Services, Inc.	20,194	792,210

		$2,181,305

Entertainment – 1.3%
IMAX Corp. (a)	31,124	$348,900
Six Flags Entertainment Corp.	14,137	271,572

		$620,472

Food & Beverages – 2.9%
Hostess Brands, Inc. (a)	37,330	$456,173
Nomad Foods Ltd. (a)	25,033	536,958
Sanderson Farms, Inc.	3,031	351,262

		$1,344,393

Gaming & Lodging – 0.8%
Wyndham Hotels & Resorts, Inc.	8,502	$362,355

Insurance – 3.0%
CNO Financial Group, Inc.	29,617	$461,137
Everest Re Group Ltd.	1,285	264,967
Hanover Insurance Group, Inc.	3,003	304,294
Third Point Reinsurance Ltd. (a)	49,149	369,109

		$1,399,507

Leisure & Toys – 1.0%
Brunswick Corp.	5,839	$373,754
Funko, Inc., “A” (a)(l)	18,435	106,923

		$480,677

Machinery & Tools – 4.1%
AGCO Corp.	7,715	$427,874
Enerpac Tool Group Corp.	14,091	248,002
ITT, Inc.	3,515	206,471
Kennametal, Inc.	16,381	470,298
Regal Beloit Corp.	6,476	565,484

		$1,918,129

4

MFS New Discovery Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – 1.2%
TCF Financial Corp.	19,849	$583,958

Medical & Health Technology & Services – 1.9%
HMS Holdings Corp. (a)	10,460	$338,799
Premier, Inc., “A” (a)	15,988	548,069

		$886,868

Medical Equipment – 0.4%
Envista Holdings Corp. (a)	9,473	$199,785

Natural Gas – Distribution – 2.7%
New Jersey Resources Corp.	19,136	$624,790
South Jersey Industries, Inc.	26,250	655,988

		$1,280,778

Natural Gas – Pipeline – 0.6%
Plains GP Holdings LP	29,584	$263,298

Oil Services – 0.8%
Frank’s International N.V. (a)	104,920	$233,971
NOW, Inc. (a)	15,371	132,652

		$366,623

Other Banks & Diversified Financials – 18.6%
Air Lease Corp.	13,817	$404,700
Bank of Hawaii Corp.	7,770	477,156
Brookline Bancorp, Inc.	40,465	407,887
Cathay General Bancorp, Inc.	21,116	555,351
Cullen/Frost Bankers, Inc.	8,413	628,535
Element Fleet Management Corp.	76,049	567,454
Encore Capital Group, Inc. (a)	14,832	506,958
First Hawaiian, Inc.	30,140	519,614
Hanmi Financial Corp.	25,697	249,518
Lakeland Financial Corp.	15,864	739,104
Prosperity Bancshares, Inc.	9,848	584,774
Sandy Spring Bancorp, Inc.	7,818	193,730
Signature Bank	6,166	659,269
SLM Corp.	44,035	309,566
Textainer Group Holdings Ltd. (a)	31,047	253,964
UMB Financial Corp.	12,360	637,158
Umpqua Holdings Corp.	47,519	505,602
Wintrust Financial Corp.	11,753	512,666

		$8,713,006

Pollution Control – 0.8%
U.S. Ecology, Inc.	10,985	$372,172

Real Estate – 9.9%
Brixmor Property Group, Inc., REIT	32,536	$417,112
Corporate Office Properties Trust, REIT	26,115	661,754
Empire State Realty Trust, REIT, “A”	31,117	217,819
Industrial Logistics Properties Trust, REIT	30,979	636,619
Invesco Mortgage Capital, Inc., REIT	31,710	118,595
Lexington Realty Trust, REIT	40,138	423,456
Life Storage, Inc., REIT	4,465	423,952
Office Properties Income Trust, REIT	19,622	509,583
Spirit Realty Capital, Inc., REIT	4,914	171,302
STAG Industrial, Inc., REIT	15,732	461,262

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
Two Harbors Investment Corp., REIT	47,679	$240,302
Urban Edge Properties, REIT	31,728	376,611

		$4,658,367

Specialty Chemicals – 4.9%
Axalta Coating Systems Ltd. (a)	17,249	$388,965
ChampionX Corp. (a)	18,224	177,866
Compass Minerals International, Inc.	9,469	461,614
Ferro Corp. (a)	47,295	564,702
Ferroglobe PLC (a)	47,823	23,716
Univar Solutions, Inc. (a)	39,729	669,831

		$2,286,694

Specialty Stores – 2.3%
BJ’s Wholesale Club Holdings, Inc. (a)	6,110	$227,720
Urban Outfitters, Inc. (a)	25,891	394,061
Zumiez, Inc. (a)	17,197	470,854

		$1,092,635

Trucking – 1.6%
Schneider National, Inc.	30,706	$757,517

Utilities – Electric Power – 2.7%
Black Hills Corp.	10,800	$611,928
Portland General Electric Co.	15,564	650,731

		$1,262,659

Total Common Stocks (Identified Cost, $44,003,162)		$45,959,624

INVESTMENT COMPANIES (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $1,344,409)	1,344,274	$1,344,409

OTHER ASSETS, LESS LIABILITIES – (0.7)%		(342,632)

NET ASSETS – 100.0%		$46,961,401

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,344,409 and $45,959,624, respectively.

(l)	A portion of this security is on loan. See Note 2 for additional information.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/20

Assets
Investments in unaffiliated issuers, at value, including $52,942 of securities on loan (identified cost, $44,003,162)	$45,959,624
Investments in affiliated issuers, at value (identified cost, $1,344,409)	1,344,409
Cash	1,670
Receivables for
Investments sold	314,908
Fund shares sold	44,484
Interest and dividends	71,731
Receivable from investment adviser	8,972
Other assets	886
Total assets	$47,746,684

Liabilities
Payables for
Investments purchased	$644,976
Fund shares reacquired	99,368
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	19
Distribution and/or service fees	118
Accrued expenses and other liabilities	40,706
Total liabilities	$785,283
Net assets	$46,961,401

Net assets consist of
Paid-in capital	$42,541,497
Total distributable earnings (loss)	4,419,904
Net assets	$46,961,401
Shares of beneficial interest outstanding	6,304,665

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$38,020,399	5,093,705	$7.46
Service Class	8,941,002	1,210,960	7.38

See Notes to Financial Statements

6

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/20

Net investment income (loss)
Income
Dividends	$437,464
Dividends from affiliated issuers	4,916
Other	2,415
Income on securities loaned	54
Foreign taxes withheld	(1,106)
Total investment income	$443,743
Expenses
Management fee	$206,051
Distribution and/or service fees	11,096
Shareholder servicing costs	1,612
Administrative services fee	8,720
Independent Trustees’ compensation	792
Custodian fee	2,413
Shareholder communications	2,262
Audit and tax fees	27,722
Legal fees	264
Miscellaneous	12,772
Total expenses	$273,704
Reduction of expenses by investment adviser	(60,901)
Net expenses	$212,803
Net investment income (loss)	$230,940

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,775,556)
Affiliated issuers	213
Foreign currency	(1,311)
Net realized gain (loss)	$(1,776,654)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(7,025,854)
Translation of assets and liabilities in foreign currencies	9
Net unrealized gain (loss)	$(7,025,845)
Net realized and unrealized gain (loss)	$(8,802,499)
Change in net assets from operations	$(8,571,559)

See Notes to Financial Statements

7

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/20	Year ended 12/31/19
	(unaudited)
Change in net assets

From operations
Net investment income (loss)	$230,940	$479,827
Net realized gain (loss)	(1,776,654)	3,851,791
Net unrealized gain (loss)	(7,025,845)	9,877,996
Change in net assets from operations	$(8,571,559)	$14,209,614
Total distributions to shareholders	$—	$(8,140,140)
Change in net assets from fund share transactions	$4,917,289	$(506,413)
Total change in net assets	$(3,654,270)	$5,563,061

Net assets
At beginning of period	50,615,671	45,052,610
At end of period	$46,961,401	$50,615,671

See Notes to Financial Statements

8

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$9.33		$8.45	$11.13	$10.79	$9.44		$10.74

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.10	$0.08	$0.05	$0.09	(c)	$0.09
Net realized and unrealized gain (loss)	(1.91)		2.46	(0.94)	1.44	2.34		(0.40)
Total from investment operations	$(1.87)		$2.56	$(0.86)	$1.49	$2.43		$(0.31)

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.06)	$(0.11)	$(0.10)		$(0.07)
From net realized gain	—		(1.60)	(1.76)	(1.04)	(0.98)		(0.92)
Total distributions declared to shareholders	$—		$(1.68)	$(1.82)	$(1.15)	$(1.08)		$(0.99)
Net asset value, end of period (x)	$7.46		$9.33	$8.45	$11.13	$10.79		$9.44
Total return (%) (k)(r)(s)(x)	(20.04	)(n)	33.65	(10.78)	15.24	27.03	(c)	(2.56)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.13	1.11	1.08	1.05	(c)	1.10
Expenses after expense reductions (f)	0.88	(a)	0.88	0.88	0.88	0.87	(c)	0.88
Net investment income (loss)	1.06	(a)	1.02	0.72	0.48	0.91	(c)	0.83
Portfolio turnover	32	(n)	38	55	52	48		53
Net assets at end of period (000 omitted)	$38,020		$41,098	$36,665	$45,470	$46,635		$47,068

Service Class	Six months ended 6/30/20		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15

	(unaudited)

Net asset value, beginning of period	$9.25		$8.38	$11.05	$10.72	$9.38		$10.68

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.07	$0.05	$0.03	$0.06	(c)	$0.06
Net realized and unrealized gain (loss)	(1.90)		2.45	(0.93)	1.43	2.33		(0.40)
Total from investment operations	$(1.87)		$2.52	$(0.88)	$1.46	$2.39		$(0.34)

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.03)	$(0.09)	$(0.07)		$(0.04)
From net realized gain	—		(1.60)	(1.76)	(1.04)	(0.98)		(0.92)
Total distributions declared to shareholders	$—		$(1.65)	$(1.79)	$(1.13)	$(1.05)		$(0.96)
Net asset value, end of period (x)	$7.38		$9.25	$8.38	$11.05	$10.72		$9.38
Total return (%) (k)(r)(s)(x)	(20.22	)(n)	33.43	(11.00)	15.01	26.73	(c)	(2.90)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.38	1.36	1.33	1.30	(c)	1.35
Expenses after expense reductions (f)	1.13	(a)	1.13	1.13	1.13	1.12	(c)	1.13
Net investment income (loss)	0.81	(a)	0.78	0.45	0.24	0.66	(c)	0.58
Portfolio turnover	32	(n)	38	55	52	48		53
Net assets at end of period (000 omitted)	$8,941		$9,518	$8,387	$10,907	$8,376		$8,437

See Notes to Financial Statements

9

MFS New Discovery Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS New Discovery Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser

11

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$45,959,624	$—	$—	$45,959,624
Mutual Funds	1,344,409	—	—	1,344,409
Total	$47,304,033	$—	$—	$47,304,033

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $52,942. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $54,816 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

12

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended
12/31/19
Ordinary income (including any short-term capital gains)	$1,970,102
Long-term capital gains	6,170,038
Total distributions	$8,140,140

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$46,340,092
Gross appreciation	5,482,977
Gross depreciation	(4,519,036)
Net unrealized appreciation (depreciation)	$963,941

As of 12/31/19

Undistributed ordinary income	1,227,565
Undistributed long-term capital gain	3,457,651
Other temporary differences	11
Net unrealized appreciation (depreciation)	8,306,236

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Initial Class	$—	$6,657,895
Service Class	—	1,482,245
Total	$—	$8,140,140

13

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $250 million	0.90%
In excess of $250 million	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2020, this management fee reduction amounted to $2,475, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2022. For the six months ended June 30, 2020, this reduction amounted to $58,426, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2020, the fee was $1,464, which equated to 0.0064% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2020, these costs amounted to $148.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0381% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2020, the fund engaged in purchase transactions pursuant to this policy, which amounted to $9,773.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $2,415, which is included in “Other” income in the Statement of Operations.

14

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $19,942,027 and $14,876,747, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,166,369	$7,423,452	189,404	$1,751,071
Service Class	377,380	2,436,719	124,339	1,127,071
	1,543,749	$9,860,171	313,743	$2,878,142

Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	832,237	$6,657,895
Service Class	—	—	186,916	1,482,245
	—	$—	1,019,153	$8,140,140

Shares reacquired
Initial Class	(475,464)	$(3,473,595)	(957,300)	$(8,904,637)
Service Class	(195,868)	(1,469,287)	(282,688)	(2,620,058)
	(671,332)	$(4,942,882)	(1,239,988)	$(11,524,695)

Net change
Initial Class	690,905	$3,949,857	64,341	$(495,671)
Service Class	181,512	967,432	28,567	(10,742)
	872,417	$4,917,289	92,908	$(506,413)
Effective at the close of business on August 14, 2019, the fund is closed to new investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 43%, 14%, and 9%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $122 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$954,852	$16,413,856	$16,024,512	$213	$—	$1,344,409

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$4,916	$—

15

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

(8)	Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

16

MFS New Discovery Value Portfolio

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

17

MFS New Discovery Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/vit3 by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.  Attached hereto as EX-99.906CERT.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 17, 2020

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 17, 2020

*	Print name and title of each signing officer under his or her signature.